HERITAGE
                                                                          SERIES
                                                                           TRUST

                               [GRAPHIC OMITTED]

          FROM OUR FAMILY TO YOURS: THE INTELLIGENT CREATION OF WEALTH.

                                                          Aggressive Growth Fund
                                            Eagle International Equity Portfolio
                                                              Growth Equity Fund
                                                             Mid Cap Growth Fund
                                                            Small Cap Stock Fund
                                                               Value Equity Fund

                               Semiannual Report
                     (Unaudited) and Investment Performance
                     Review for the Six Month Period Ended
                                 April 30, 1999

                                     [LOGO]

                             HERITAGE SERIES TRUST
                               SEMIANNUAL REPORT
                               TABLE OF CONTENTS


PRESIDENT'S LETTER ...........................     1

PORTFOLIO COMMENTARY AND INVESTMENT PORTFOLIO:
   AGGRESSIVE GROWTH FUND
      Investment Commentary ..................     3
      Investment Portfolio ...................     4

   EAGLE INTERNATIONAL EQUITY PORTFOLIO
      Investment Commentary ..................     6
      Investment Portfolio ...................     8

   GROWTH EQUITY FUND
      Portfolio Management Letter ............    13
      Investment Portfolio ...................    16

   MID CAP GROWTH FUND
      Portfolio Management Letter ............    17
      Investment Portfolio ...................    19

   SMALL CAP STOCK FUND
      Portfolio Management Letters ...........    21
      Investment Portfolio ...................    23

   VALUE EQUITY FUND
      Portfolio Management Letter ............    26
      Investment Portfolio ...................    27

STATEMENT OF ASSETS AND LIABILITIES ..........    29

STATEMENT OF OPERATIONS ......................    30

STATEMENT OF CHANGES IN NET ASSETS ...........    31

FINANCIAL HIGHLIGHTS .........................    33

NOTES TO FINANCIAL STATEMENTS ................    39

                                                                  June 17, 1999

Dear Fellow Shareholders:

I am pleased to provide you with the semiannual report for Heritage Series Trust for the six month period ended April 30, 1999. The investment and financial information for each of the six funds available within Heritage Series Trust is provided in this report. Because many of you have investments in more than one of these funds, this approach allows us to provide you with the relevant information for each of your funds while reducing the volume of mail you receive from us.

While returns for most sectors of the equity markets were positive during this semiannual reporting period, large cap stocks generally outperformed small and mid cap stocks and "growth" stocks slightly outperformed "value" stocks over this period. As the table below shows, all portfolios of Heritage Series Trust also generated positive investment performance for this period. Although we are pleased with the excellent absolute returns shown below, we should caution that these returns - especially those over 10% - should not be relied upon as typical of six-month returns from investments in common stocks. Markets can - and will - move both up and down, sometimes in dramatic fashion. We should all have appropriate long-term investment horizons in order to be able to weather the short-term volatility in the market.

   FUND                                  "A" SHARES*  "B" SHARES*   "C" SHARES*
   ----                                  -----------  -----------   -----------

   Aggressive Growth Fund                  +21.24%       +20.74%       +20.74%
   Eagle International Equity Portfolio    +14.57%       +14.07%       +14.11%
   Growth Equity Fund                      +24.91%       +24.49%       +24.45%
   Mid Cap Growth Fund                     + 5.60%       + 5.22%       + 5.22%
   Small Cap Stock Fund                    + 7.78%       + 7.41%       + 7.41%
   Value Equity Fund                       +14.24%       +13.81%       +13.82%

In the pages that follow are commentaries from the portfolio managers for each of the portfolios in Heritage Series Trust. Each commentary is followed by investment portfolio information for the respective fund. Following this information, you will find other important financial information for all of these funds.


Since our last annual report, two of the funds in Heritage Series Trust have changed portfolio managers. First, on April 1, 1999, Ashi Parikh joined Eagle Asset Management, Inc. as managing director - growth equity and began managing the Growth Equity Fund. Ashi joined Eagle from Banc One Investment Advisors where he and his team had delivered outstanding results in both large cap and mid cap growth funds. Second, on May 14, 1999 the shareholders of the Value Equity Fund approved retaining Osprey Partners Investment Management as a new subadviser for this fund. This action had previously been approved by the Trustees of the Value Equity Fund at their February 26, 1999 meeting. The Osprey management team led by Russell Tompkins and Jerry Fischer has a long and successful history of managing portfolios utilizing a value approach to investing. We are excited about these changes and commend to you the portfolio management letters from these new managers to learn how they have positioned the portfolios of the Growth Equity and Value Equity Funds.

On behalf of all of us at Heritage, thank you for your continuing investments in the portfolios of Heritage Series Trust. We hope that you will discuss with your financial advisors how any of these funds you do not currently own may fit into your investment plans. Please remember that you may call us at 800/709-FUND (3863) with any questions or comments you would like to share with us.

We look forward to reporting to you at the end of the funds' fiscal year.



                                        Sincerely,

                                        /s/ STEPHEN G. HILL
                                        -------------------
                                        Stephen G. Hill
                                        President


----------
* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                                   May 28, 1999


Dear Fellow Shareholders:

The six months ended April 30, 1999 produced a strong return of +21.24%* for the Class A Shares for the Heritage Aggressive Growth Fund (the "Fund").

Performance for the period benefited from the acquisition or merger of several of our holdings, including Computer Management Systems (acquired by Computer Associates), FORE Systems (to be acquired by General Electric of the U.K.), Pharmerica (merged into Bergen Brunswig) and Sodak Gaming (to be acquired by International Game Technology).

Other strong contributors included Ampex, which announced investments in several on-line television production ventures, CDW Computer Centers (subsequently sold), which surged on strong earnings, a rebound in the shares of Artesyn Technology, aided by a rebound in Asian markets and strong gains from Catalina Marketing, largely reflecting their investment in Supermarkets OnLine, a leader in Internet coupons.

On the downside, disruptions in supplies of wireless handsets in China led to an earnings disappointment at Brightpoint. Despite strong earnings, Nova Corporation performed poorly, reflecting concerns over its integration of the recently acquired PMT Services, Inc.

The Fund's portfolio remains a selective group of growth stocks ranging from minicaps such as Ampex to giants such as Nokia. At April 30, 1999, the portfolio traded at a relatively modest twenty times 1999 earnings. We believe our attention to valuation may help to explain the numerous companies in our portfolio that have been bought out. Given the reasonable valuation and strategic positioning of many of our holdings, we are optimistic that this trend could continue.

Although we have little exposure in Internet "pure plays", due to their high valuations, we have benefited from several companies which have strong core businesses in addition to emerging Internet interests such as Catalina Marketing. Our investment approach is generally to buy companies that benefit from the Internet, rather than direct Internet investments.

Although recent fears of higher interest rates have put a damper on many growth stocks, through our attention to valuation and flexibility between market capitalizations, thus far, we have avoided the sharp downturn.

Our strategy remains the same. We will seek to apply sound research and valuation strategies to identifying rapidly growing companies.

As always, we will seek to do the best for our shareholders.


                                             Sincerely,


                                             /s/ BERT BOKSEN
                                             ---------------------
                                             Bert Boksen
                                             Senior Vice President
                                             Eagle Asset Management, Inc.
                                             Portfolio Manager, Aggressive
                                             Growth Fund


----------
* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
                 HERITAGE SERIES TRUST - AGGRESSIVE GROWTH FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                                                          MARKET
  SHARES                                                  VALUE
  ------                                                ----------

 COMMON STOCKS--91.6%(a)
 -----------------------
  ADVERTISING/COMMUNICATIONS--4.3%
  --------------------------------
      19,000   Catalina Marketing Corporation*.......   $1,623,312
                                                        ----------
  AIR TRANSPORT--2.1%
  -------------------
      25,000   Southwest Airlines, Corporation ......      814,062
                                                        ----------
  DATA PROCESSING--17.5%
  ----------------------
      27,300   Check Point Software
                Technologies Ltd.* ..................      962,325
      63,700   FORE Systems, Inc.* ..................    2,149,875
      22,000   Gartner Group, Inc., Class "A"* ......      419,375
      50,000   IMRglobal Corporation* ...............      862,500
      20,000   MMC Networks, Inc.* ..................      491,250
      85,000   Omega Research Inc.* .................      807,500
      40,000   Tech Data Corporation ................      935,000
                                                        ----------
                                                         6,627,825
                                                        ----------
  EDUCATION--1.1%
  ---------------
      12,000   Strayer Education, Inc. ..............      415,500
                                                        ----------
  ELECTRONICS/ELECTRIC--9.1%
  --------------------------
     140,000   Ampex Corporation, Class "A"* ........      638,750
      80,000   Artesyn Technologies, Inc.* ..........    1,440,000
      14,000   Nokia Corporation, Sponsored
                ADR, Class "A"* .....................    1,038,625
      40,800   PSC Inc.* ............................      364,650
                                                        ----------
                                                         3,482,025
                                                        ----------
  FINANCE--4.5%
  -------------
      20,000   Hambrecht & Quist Group, Inc.*........      705,000
      10,000   Morgan Stanley Dean Witter
                & Company ...........................      991,875
                                                        ----------
                                                         1,696,875
                                                        ----------
  FOOD--4.5%
  ----------
      45,000   Dave & Buster's, Inc.* ...............      922,500
      20,000   Papa John's International Inc.* ......      803,750
                                                        ----------
                                                         1,726,250
                                                        ----------
  GRAPHIC ARTS--1.7%
  ------------------
      25,000   World Color Press, Inc.* .............      639,062
                                                        ----------
  HEALTH CARE CENTERS--3.4%
  -------------------------
      67,375   Bergen Brunswig Corporation,
                Class "A" ...........................    1,280,125
                                                         ----------
  INTERNET--1.0%
  --------------
       2,000   America Online, Inc.* ................      285,500
      59,900   Firstwave Technologies, Inc.* ........       97,338
                                                        ----------
                                                           382,838
                                                        ----------


                                                          MARKET
  SHARES                                                  VALUE
  ------                                                ----------

COMMON STOCKS (CONTINUED)
-------------------------
  LEISURE/AMUSEMENT--10.6%
  ------------------------
      23,500   Action Performance Companies,
                Inc.* ...............................      796,063
      25,000   Carnival Corporation, Class "A" ......    1,031,250
      10,000   Royal Caribbean Cruises, Ltd. ........      369,375
      90,000   Sodak Gaming, Inc.* ..................      776,250
      34,000   Steiner Leisure, Ltd.* ...............    1,079,500
                                                        ----------
                                                         4,052,438
                                                        ----------
  MANUFACTURING/DISTRIBUTIONS--0.6%
  ---------------------------------
      40,000   Brightpoint, Inc.* ...................      246,250
                                                        ----------
  MEDICAL EQUIPMENT/SUPPLY--4.1%
  ------------------------------
      42,500   IGEN International, Inc.* ............    1,067,813
       5,000   Immunex Corporation* .................      477,500
                                                        ----------
                                                         1,545,313
                                                        ----------
  PHARMACEUTICAL--1.1%
  --------------------
      25,500   Collateral Therapeutics, Inc.* .......      290,063
       1,500   Sepracor Inc* ........................      126,750
                                                        ----------
                                                           416,813
                                                        ----------
  REAL ESTATE/LAND DEVELOPMENT--1.0%
  ----------------------------------
      20,000   LNR Property Corporation .............      392,500
                                                        ----------
  RETAIL STORES--6.1%
  -------------------
      60,000   Hibbett Sporting Goods, Inc.* ........    1,638,750
      60,000   Jan Bell Marketing, Inc.* ............      183,750
      30,000   Micro Warehouse, Inc.* ...............      508,125
                                                        ----------
                                                         2,330,625
                                                        ----------
  RETAIL-SPECIALTY--1.4%
  ----------------------
      50,000   Musicland Stores Corporation* ........      543,750
                                                        ----------
  SERVICES--12.0%
  ---------------
      65,500   ABR Information Services, Inc.* ......    1,146,250
      42,000   MPW Industrial Services
                Group, Inc.* ........................      383,250
      55,000   Nova Corporation* ....................    1,430,000
      25,000   Stewart Enterprises, Inc.,
               Class "A" ............................      496,875
      55,000   Sykes Enterprises, Inc.* .............    1,127,500
                                                        ----------
                                                         4,583,875
                                                        ----------
  TELECOMMUNICATIONS--5.5%
  ------------------------
      70,000   EMS Technologies, Inc* ...............      883,750
      15,000   Plantronics, Inc.* ...................    1,012,500
      10,000   Powertel, Inc.* ......................      217,500
                                                        ----------
                                                         2,113,750
                                                        ----------
 Total Common Stocks
  (cost $32,429,261).................................
                                                        34,913,188

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                 HERITAGE SERIES TRUST - AGGRESSIVE GROWTH FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
-------------------------------------------------------------------------------

                                                   MARKET
                                                   VALUE
                                                -----------
REPURCHASE AGREEMENT--12.6%(a)
------------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated April 30, 1999 @
4.78% to be repurchased at $4,772,900 on
May 3, 1999, collateralized by $3,190,000
United States Treasury Bonds, 10.625% due
August 15, 2015, (market value $4,833,850
including interest) (cost $4,771,000)......     $ 4,771,000
                                                -----------
TOTAL INVESTMENT PORTFOLIO,
   (cost $37,200,261)(b), 104.2%(a)........      39,684,188
OTHER ASSETS AND LIABILITIES, net, (4.2%)(a)     (1,584,715)
                                                -----------
NET ASSETS, 100.0% ........................     $38,099,473
                                                ===========

----------------------
 *  Not an income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $2,483,927, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $4,440,355 and aggregate gross unrealized depreciation for all securities in which there is an excess tax cost over market value of $1,956,428.


    The accompanying notes are an integral part of the financial statements.

                                                                   June 18, 1999

                     Eagle International Equity Portfolio

   Commentary for the Semi-Annual Report for the period ended April 30, 1999

The Eagle International Equity Portfolio (the "Fund") invests a majority portion of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The Fund may also invest a portion of the investment Portfolio in developing and emerging markets around the world. The countries in which the Fund invests are selected for their ability to generate high real rates of economic growth, consistent with reasonable political and currency stability. Securities are selected following an intensive research process, designed to screen out companies with either weak financial structures, market positions or management. The ability to produce premium growth in earnings is paramount.

Over the six months to April 30, 1999, the EAFE Index rose by 15.27%, dominated by a strong recovery from Japan, Asia and smaller markets. In contrast, Europe lost ground, exacerbated by a weak start to the launch of the Euro. During this period the Class A Shares of the Fund rose by 14.57%*. Over the 52 week period ended April 30, 1999 the Class A Shares are 188/544 in the Lipper rankings, the 35th percentile.**

CONTINENTAL EUROPEAN stockmarkets (46.6% of net assets at April 30, 1999) fell back in the face of political wrangling and evidence of slow growth. The Euro's weakness reflected these factors. We reduced exposure to the region over the period. Cyclical stocks recovered over March and April. While we have made the portfolio less defensive, our main emphasis remains on stocks benefiting from corporate restructuring. We bought shares of Total (France), increasing our energy exposure. We added stocks issued by Accor (France), Metro, Hoechst and BASF (Germany) to capture some cyclical recovery. Shares of Bank of Ireland and Argentaria (Spain) were bought to benefit from value in financials. Sales reflected our concern over earnings for groups such as Danone, Promodes and Nestle. We took good profits in the strongly performing shares of 1998 such as Deutsche Bank, Credit Suisse and Ericsson.

In the UK (23.5% of net assets at April 30, 1999), the equity market moved ahead, supported by good liquidity and corporate activity. Cyclical stocks rallied towards the end of the period. We bought new holdings in BP Amoco, SmithKline Beecham and British Telecommunications. We also added shares of Scottish & Newcastle to participate in consumer recovery. We sold our holdings in Safeway and NFC, where profits looked under pressure. The UK equity market continues to benefit from its relationship with the bond market as yields move towards the European average. Recovery in smaller companies has been a feature, while corporate activity has affected every sector, highlighting the perceived value in the UK market.

The JAPANESE stock market (20.8% of net assets at April 30, 1999) strengthened over the period. We have begun to see the first evidence of significant change in the Government's and company management attitudes to Japan's problems. We added significantly to the region, encouraged by rationalisation of the banking system, and the promotion of a more aggressive corporate culture. While we have maintained a quality blue chip portfolio, concentrating on beneficiaries of Yen weakness and corporate profit recovery, we have also added domestic stocks to the list. Smaller companies have rallied as well, and we have exposure to the sector. New holdings included Dai Nippon Printing, Fujitsu, Kao, Kubota and Mitsui Marine and Fire, reflecting restructuring and domestic recovery themes. Twenty-five percent of the Japanese assets remain hedged against the US dollar, although we expect the yen/dollar relationship to be less volatile over the remainder of the year.

ASIAN markets (6.9% of net assets at April 30, 1999) have rallied significantly over the period. Markets such as South Korea, Thailand and Indonesia were supported by stronger currencies and falling interest rates. We increased our exposure to the region in late 1998, initially through the more liquid markets of Singapore and Hong Kong. Our country allocation in this region is Australia, Korea, Singapore, India, Taiwan and Hong Kong. New holdings included Telstra, Woolworths, Fosters Brewing and News Corporation in Australia. In Hong Kong, we increased our weighting through purchases of shares of Cheung Kong, Henderson Land, and Dao Heng Bank. We also bought shares issued by City Developments in Singapore. Sales included Mayne Nickless in Australia and Overseas Chinese Banking Corp in Singapore, which we do not regard as a natural beneficiary of stronger economic growth.


The impact of recovery in Asia has been felt particularly by the SMALLER MARKETS category. We added again to Latin America. Brazil and Mexico make up the bulk of our exposure. We established new positions in Israel, through purchases of Orbotech, while we went back into South Africa with Anglo American and Nedcor. We also made successful purchases in Emerging Europe, such as Hellenic Telecom (Greece).

OUTLOOK

By historical standards, valuations for many equity markets look high. But economic conditions look more robust than they were at the turn of the year. The concerted interest rate cuts in the fourth quarter are likely to give the economies of the US, UK and Europe a "soft landing". Substantial corporate restructuring and foreign buying has seen Japan off its lows. In an environment of more stable currencies and interest rates, smaller markets will prosper, but the rally in bond yields is probably past its best. While there is clear value in smaller companies and the more cyclical end of the market, the economic environment is sufficiently subdued to favor marketable companies with quality earnings.

On behalf of all of us at Martin Currie, Inc., thank you for your continuing confidence in us. We look forward to reporting to you again after the end of the Fund's fiscal year.


----------
* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
** Lipper Analytical Services, Inc. performance rankings for the Heritage Series Trust - Eagle International Equity Portfolio, Class A Shares were 195 out of 544 International Funds, for the 52 week period ended April 29, 1999. The performance numbers used for the Fund did not take into account any front-end or contingent deferred sales charges. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------


                                                          MARKET
  SHARES                                                  VALUE
  ------                                                ----------

 COMMON STOCKS--99.9%(a)
 -----------------------
  AUSTRALIA--2.5%
  ---------------
   9,600     Brambles Industries Ltd .................   $ 282,096
  50,000     Fosters Brewing Group Ltd ...............     145,850
   6,700     News Corporation Ltd ....................      56,149
  54,000     Telstra Corporation .....................     293,023
  40,000     Westpac Banking Corporation* ............     305,358
  48,000     Woolworths Ltd ..........................     152,467
                                                         ---------
                                                         1,234,943
                                                         ---------
  BRAZIL--0.8%
  ------------
  18,000     Petrobras, Sponsored ADR ................     261,000
   6,500     Tele Norte Leste Participacoes,
              Sponsored ADR ..........................     110,094
                                                         ---------
                                                           371,094
                                                         ---------
  EGYPT--0.1%
  -----------
   3,000     Suez Cement Company,
             Sponsored GDR ...........................      50,250
                                                         ---------
  FINLAND--2.2%
  -------------
  14,202     Nokia (AB) OY ...........................   1,094,468
                                                         ---------
  FRANCE--11.6%
  -------------
   2,902     Accor ...................................     764,885
   6,801     AXA .....................................     877,955
   2,090     Cap Gemini SA ...........................     319,480
   3,270     Elf Aquitaine SA ........................     507,801
   3,261     PSA Peugeot Citroen .....................     540,853
   3,086     Societe Generale ........................     552,253
   6,006     Total SA, Class "B" .....................     822,278
   5,721     Vivendi .................................   1,336,254
                                                         ---------
                                                         5,721,759
                                                         ---------
  GERMANY--12.0%
  --------------
   1,492     Allianz AG ..............................     475,209
  15,279     BASF AG .................................     669,034
   8,000     Bayerische Hypo-Vereinsbank
              AG* ....................................     521,439
     108     Bayerische Motoren Werke AG
              (Non Voting) ...........................      76,042
     540     Bayerische Motoren Werke AG .............     386,769
  16,898     Hoechst AG ..............................     800,620
   9,664     Mannesmann AG ...........................   1,272,048
   8,402     Metro AG ................................     607,110
   6,640     Preussag AG .............................     349,322
   6,640     Preussag AG (b)* ........................       6,173
  10,000     Siemens AG ..............................     739,480
                                                         ---------
                                                         5,903,246
                                                         ---------
  GREECE--0.2%
  ------------
   1,110     Alpha Credit Bank .......................      79,234
   1,700     Hellenic Telecom ........................      39,439
                                                         ---------
                                                           118,673
                                                         ---------

                                                          MARKET
  SHARES                                                  VALUE
  ------                                                ----------

COMMON STOCKS (CONTINUED)
-------------------------
  HONG KONG--1.3%
  ---------------
  19,000     Cheung Kong Holdings Ltd ................     172,816
  50,200     China Telecom (Hong Kong),
              Ltd.* ..................................     114,635
  30,500     Dao Heng Bank Group Ltd. ................     123,952
  12,000     Henderson Land Development
              Company ................................      72,610
  17,700     Hutchison Whampoa, Ltd. .................     158,708
                                                         ---------
                                                           642,721
                                                         ---------
  INDIA--0.7%
  -----------
   8,032     Indian Opportunities Fund,
              Ltd. (c)* ..............................      81,606
   8,900     ITC Ltd, Sponsored GDR* .................     250,535
                                                         ---------
                                                           332,141
                                                         ---------
  IRELAND--0.8%
  -------------
  19,000     Bank of Ireland .........................     380,357
                                                         ---------
  ISRAEL--0.1%
  ------------
   1,300     Orbotech* ...............................      62,400
                                                         ---------
  ITALY--5.1%
  -----------
  14,874     Assicurazioni Generali SPA ..............     579,020
  38,369     San Paolo IMI SPA .......................     575,569
  83,229     Telecom Italia SPA ......................     885,386
  96,000     Unicredito Italiano .....................     486,789
                                                         ---------
                                                         2,526,764
                                                         ---------
  JAPAN--20.0%
  ------------
  12,000     Brigestone Corporation ..................     321,554
  19,000     Canon, Inc. .............................     464,579
   3,000     FamilyMart Company, Ltd .................     141,936
   9,000     Fuji Photo Film Company, Ltd ............     339,893
  27,000     Fujitsu Ltd .............................     462,360
  55,000     Hitachi, Ltd ............................     401,608
  12,000     Honda Motor Company, Ltd ................     528,555
   5,000     Ito-Yokado Company, Ltd .................     306,900
      19     Japan Tobacco Inc .......................     190,923
  19,000     Kao Corporation .........................     482,080
  97,000     Kubota Corporation ......................     275,356
   3,000     Mabuchi Motor Company, Ltd ..............     232,876
  19,000     Marui Company, Ltd ......................     315,182
  50,000     Mitsui Marine & Fire Insurance ..........     277,173
      15     NTT Mobile Communication ................     879,250
   3,000     Promise Company, Ltd ....................     170,826
   2,000     Riso Kagaku Corporation .................      95,461
   6,000     Rohm Company, Ltd .......................     723,497
   6,000     Secom Company, Ltd ......................     585,831
  17,000     Shin-Etsu Chemical Company,
              Ltd ....................................     540,948
   7,800     Sony Corporation ........................     728,270

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                         MARKET
      SHARES                                             VALUE
      ------                                           ----------

COMMON STOCKS (CONTINUED)
-------------------------
  JAPAN (CONTINUED)
  -----------------
      10,000   Taisho Pharmaceutical Company .......   $  307,319
      37,000   Toppan Printing Company, Ltd ........      444,917
      19,000   Yamanouchi Pharmaceutical ...........      601,407
                                                       ----------
                                                        9,818,701
                                                       ----------
  MEXICO--1.4%
  ------------
       5,000   Desc ADS ............................      123,750
     600,000   Grupo Financiero Bancomer,
                Series "O" SA ......................      209,740
       5,500   Grupo Televisa, SA, Sponsored
                GDR ................................      225,500
       1,700   Telefonos de Mexico, Sponsored
                ADR ................................      128,562
                                                       ----------
                                                          687,552
                                                       ----------
  NETHERLANDS--4.5%
  -----------------
       5,998   Aegon NV ............................      575,018
      17,561   Ahold (Kon) NV ......................      652,083
       1,661   ING Groep NV ........................      102,298
      14,000   VNU, NV .............................      566,442
       7,680   Wolters Kluwer ......................      334,262
                                                       ----------
                                                        2,230,103
                                                       ----------
  PHILIPPINES--0.1%
  -----------------
     320,000   Belle Corporation (d)* ..............          694
                                                       ----------
  SINGAPORE--1.8%
  ---------------
      28,000   City Developments ...................      186,524
      25,000   Overseas Chinese Banking
                Corporation ........................      234,333
      45,000   Overseas Union Bank .................      230,796
      23,000   Singapore Airlines Ltd ..............      211,519
                                                       ----------
                                                          863,172
                                                       ----------
  SOUTH AFRICA--0.2%
  ------------------
       1,024   Anglo-American Corporation* .........       52,841
       2,300   Nedcor Ltd ..........................       50,271
                                                       ----------
                                                          103,112
                                                       ----------
  SOUTH KOREA--0.2%
  -----------------
       4,290   Shinhan Bank GDS* ...................      102,424
                                                       ----------
  SPAIN--4.1%
  -----------
      19,477   Argentaria SA .......................      458,011
      33,606   Banco Santander Central .............      729,921
      17,410   Telefonica SA* ......................      815,682
      15,396   Telefonica SA (e)* ..................       14,475
                                                       ----------
                                                        2,018,089
                                                       ----------

                                                          MARKET
  SHARES                                                  VALUE
  ------                                                ----------

COMMON STOCKS (CONTINUED)
-------------------------
  SWEDEN--1.7%
  ------------
      10,599   AstraZeneca, PLC ....................      413,307
      20,000   Foreningsparbanken,
                AB, Class "A" ......................      438,545
                                                       ----------
                                                          851,852
                                                       ----------
  SWITZERLAND--4.7%
  -----------------
         697   Novartis AG .........................    1,020,123
          60   Roche Genus Scheine
                Holdings AG ........................      705,512
       1,600   Swisscom AG .........................      587,271
                                                       ----------
                                                        2,312,906
                                                       ----------
  TAIWAN--0.3%
  ------------
      11,700   Taiwan American Fund (c)* ...........      164,853
                                                       ----------
  UK--23.5%
  ---------
      32,500   Allied Zurich, PLC ..................      430,810
      11,000   AstraZeneca PLC .....................      431,067
      36,000   BP Amoco PLC ........................      683,376
      40,000   British Sky Broadcasting, PLC .......      350,697
      21,000   British Telecomunications, PLC ......      350,664
      55,000   Cable & Wireless, PLC ...............      787,901
      36,000   General Electric Company, PLC .......      381,069
      38,000   GKN, PLC ............................      648,596
      25,500   Glaxo Welcome, PLC ..................      755,622
     120,000   Ladbroke Group, PLC .................      576,720
      22,000   Land Securities, PLC ................      288,617
      74,000   LASMO, PLC ..........................      190,470
      37,000   Lloyds TSB Group, PLC ...............      596,409
      32,000   Marks & Spencer, PLC ................      219,427
      16,000   McKechnie, PLC ......................      115,054
      22,000   National Westminster Bank, PLC.......      529,101
      19,950   Reckitt & Colman, PLC ...............      236,850
      17,100   Royal Bank of Scotland Group,
                PLC ................................      403,829
      27,000   Scottish & Newcastle, PLC ...........      336,620
      58,000   Scottish Power, PLC .................      477,719
      87,000   Shell Transport & Trading
                Company, PLC .......................      652,199
      40,000   SmithKline Beecham, PLC .............      528,940
      31,731   Smiths Industries, PLC ..............      490,038
      50,000   Unilever, PLC .......................      444,403
      29,000   Vodafone Group ......................      534,169
      25,999   Wassall, PLC ........................      104,980
                                                       ----------
                                                       11,545,347
                                                       ----------
 Total Common Stocks
  (cost $40,682,994)................................
                                                       49,137,621
                                                       ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                 MARKET
    AMOUNT                                                   VALUE
   ---------                                              -----------

 CONVERTIBLE PREFERRED BONDS--0.8%(a)
 ------------------------------------
    JAPAN--0.8%
    -----------
  33,000,000   Sanwa International Finance
               (Bermuda) 1.25% 01/08/05 (f) ..........    $   306,732
  12,000,000   TB Finance (Cayman) 2.75%
               10/01/04 (f) ..........................         80,142
                                                          -----------
 Total Convertible Preferred Bonds
   (cost $344,102)....................................        386,874
                                                          -----------
 TOTAL INVESTMENT PORTFOLIO
   (cost $41,027,096) (g) 100.7% (a)..................     49,524,495
 OTHER ASSETS AND LIABILITIES,
   net, (0.7%) .......................................       (342,368)
                                                          -----------
 NET ASSETS, 100.0% ..................................    $49,182,127
                                                          ===========

----------------------
*   Not an income producing security
(a) Percentages indicated are based on net assets.
(b) Rights - These rights, if exercised by May 3, 1999, may be converted into 622 shares of Preussag AG at a strike price of $39.00 per share.
(c) Martin Currie Investment Management Limited is the manager of the Indian Opportunities Fund, Ltd. and the Taiwan American Fund.
(d) Warrants - These warrants, if exercised by December 6, 1999, may be converted into 320,000 shares of Belle Corporation at a strike price of 8.5 Philippine Pesos.
(e) Rights - These rights, when exercised by May 20, 1999, will convert into 308 shares of Telefonica SA.
(f) Principal amount is stated in Japanese Yen.
(g) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $8,497,399 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $9,625,776 and aggregate gross unrealized depreciation for all securities in which there is an excess tax cost over market value of $1,128,377.
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.
GDS -- Global Depository Shares.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET      % OF NET
INDUSTRY DIVERSIFICATION                                VALUE       ASSETS
------------------------                           -------------  ----------
COMMON STOCKS
  Aerospace ......................................      490,038       1.0%
  Airlines .......................................      211,519       0.4%
  Auto Manufacturers .............................    1,590,847       3.2%
  Auto Parts and Equipment .......................      648,596       1.3%
  Banking ........................................    5,725,849      11.6%
  Brewers ........................................      145,850       0.3%
  Broadcasting ...................................      576,197       1.2%
  Building Materials .............................      122,860       0.2%
  Capital Goods ..................................      560,978       1.1%
  Chemicals ......................................      540,948       1.1%
  Conglomerates ..................................    1,124,308       2.3%
  Consumer Goods and Services ....................    2,889,127       5.9%
  Cosmetics and Toiletries .......................      482,080       1.0%
  Electronics and Electrical Equipment ...........    3,206,800       6.5%
  Finance ........................................    1,059,127       2.2%
  Food ...........................................    1,238,422       2.5%
  Household Goods ................................      236,850       0.5%
  Industrials, Diversified .......................    1,767,438       3.6%
  Insurance ......................................    3,215,185       6.5%
  Leisure and Hotels .............................    1,341,605       2.7%
  Mining .........................................       52,841       0.1%
  Office Equipment ...............................      926,939       1.9%
  Oil and Gas ....................................    3,117,124       6.3%
  Pharmaceuticals ................................    3,743,174       7.6%
  Publishing .....................................      390,411       0.8%
  Real Estate ....................................      475,141       1.0%
  Recreational Products ..........................      339,893       0.7%
  Restaurants and Pubs ...........................      336,620       0.7%
  Retail Stores ..................................      993,976       2.0%
  Securities .....................................      246,459       0.5%
  Services .......................................      867,927       1.8%
  Software .......................................      319,480       0.6%
  Steel and Iron .................................    1,156,115       2.3%
  Telecommunications .............................    6,217,427      12.6%
  Tires and Rubber ...............................      321,554       0.7%
  Tobacco ........................................      190,923       0.4%
  Transportation and Storage .....................      438,545       0.9%
  Utilities, Diversified .........................    1,350,729       2.7%
  Utilities, Electric ............................      477,719       1.0%
CONVERTIBLE PREFERRED BONDS
  Finance ........................................      386,874       0.8%
                                                      ---------     -----
           Total Investments .....................  $49,524,495     100.7%
                                                    ===========     =====

--------------------------------------------------------------------------------
                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                                APRIL 30, 1999
--------------------------------------------------------------------------------

     CONTRACT                  IN              DELIVERY      GROSS UNREALIZED
    TO DELIVER             EXCHANGE FOR          DATE          APPRECIATION
-------------------    ------------------     ----------     ----------------
CHF         3,322      USD           2,193     05/03/99        $     0.00
USD        10,840      CHF          16,531     05/03/99              0.00
USD         2,750      EUR           2,607     05/03/99              0.00
USD     2,337,000      JPY     276,093,180     07/06/99          4,199.18
                                                               ----------
Net Unrealized Appreciation                                    $ 4,199.18
                                                               ==========

----------
CHF -  Switzerland Francs  EUR - Euro  JPY - Japanese Yen  USD - United States
Dollar

    The accompanying notes are an integral part of the financial statements.

                                                                  June 18, 1999
Dear Shareholders:

It is a pleasure for our team to assume portfolio management duties for the Heritage Growth Equity Fund (the "Fund"). Our investment philosophy for managing the portfolio of the Fund is to employ an extensive qualitative and quantitative research process in order to identify companies that have an articulated vision for the future and the ability to execute such vision. Qualitatively, these companies have strong management teams that have the ability to create and sustain competitive advantages, potential to increase market share and drive further earnings per share growth, and to attract and retain sufficient intellectual capital to realize that vision. Quantitatively, these companies should have expected revenue and earnings growth rates and returns on equity greater than the market average and have margins at the high end of the relative peer group.

A stronger than expected economy has cooled the demand for growth stocks in recent weeks as investors have shifted into value/cyclicals on the margin. In addition, OPEC has kept its deal together and pulled oil supply off the market. Energy prices have jumped off the lows of last year and many fear that inflationary pressures are mounting. With increasing interest rates, growth stocks could have further downside as price/earnings ratios would naturally contract. However, we do not see inflation or much higher interest rates surfacing as a major threat to this bull market.

Longer term, we feel very comfortable that large growth stocks should be an integral part of a client's portfolio. With a stable economy, demand for equities will remain strong while real interest rates should head lower and inflation remaining in check. The United States will continue to be the world's leader in many cutting edge industries, particularly in technology and health care. We therefore will remain positioned with overweights in select names that dominate their subsectors in these two areas.

Technology and health care will drive real growth in the world economy and we believe U.S. companies will lead the way. From a macro viewpoint, we have shifted from a manufacturing based economy to a services/technology based economy. The key value in the value chain therefore has shifted from the manufacturing function to the research and development function. Successful commercialization of research and development lead to product/solution breakthroughs, and in turn, increased productivity and a better standard of living. We obtain this state through the harvesting of our intellectual capital or brain power. These assets do not readily sit on a company's balance sheet but are the most valuable of inputs. Since the value has shifted to the "brain", we feel it will be very difficult for the rest of the world to quickly replicate capability. Therefore, we expect the United States will continue to lead the rest of the world, only this time reaping benefits through the successful commercialization of research and development.

In repositioning the Fund, we bought companies that we believe will benefit from these trends and sold companies that did not fit our investment profile. From a sector view, the Fund was significantly overweighted in retail stocks and telecommunications stocks. Although there are trends in place for continued strength, we believe from a risk perspective that this large sector overweight was unwarranted. The Fund did not have any semiconductor or cable/media exposure so we added to those sectors.

Recent buys include:

TEXAS INSTRUMENTS (TXN) -- A diversified semiconductor company that is the largest supplier of analog, ASIC and logic chips. The industry is coming out of a three year downturn and TXN's products are poised to take market share. The DSP (digital signal processor) market is booming and TI chips are being designed into all the new wireless releases. The company has been restructured to focus on their core competencies, which should result in increased operating margins, lower expenses, and increased profitability.

FIRST DATA CORPORATION (FDC) -- A leader in electronic payment solutions for merchants and third party commercial card payment programs. The company has restructured itself to focus on its core businesses and is now benefitting from this effort. FDC's internal growth rate is exceeding forecasts and poised to further accelerate. Revenues and margins are increasing in most of its business units.

CHARLES SCHWAB (SCH) -- Technology and the internet are revolutionizing the financial services industry. Schwab's financial services delivery model will include multi-channel distribution, asset accumulation capabilities, ability to leverage technology, and one of the lowest cost/expense structures around. The firm is on the cutting edge of shaping the evolving financial services industry, bringing in more account assets per day than does Merrill Lynch. We feel technology will provide a sustainable competitive advantage and SCH will continue to gain market share and further lever earnings per share growth.

TIME WARNER (TWX) -- A dominant global media brand with properties that include HBO, TNT, CNN, TBS, Warner Brothers, People magazine, Cinemax, Timelife Books, Sports Illustrated, and many others. In addition to strong brand franchises in cable networks, systems, and publishing that generate 15% earnings growth and high return on invested capital, TWX is benefitting from the major worldwide digital revolution. In the future, this will include broadband delivery of content and electronic commerce. TWX is using its strong free cash flow to repay debt, shrink the asset base, and repurchase shares.

MEDTRONIC (MDT) -- A premier medical device company with strong franchises in cardiovascular, neurology, and the spinal area. MDT has a strong management team, broad and deep pipeline, and is on the cutting edge a flurry of new product introductions. We believe that this should drive earnings growth and ROE to greater than 20%. MDT spends 11% of revenues on research and development. It is this kind of world class research that allows the company to have so many franchise product introductions and maintain high barriers to entry.

Recent sells include:

WALGREENS (WAG) -- Drug store pharmacies have lost power relative to the large pharmaceutical companies. WAG's organic growth rate is lower than we feel is sustainable. In addition, risks from Washington (Medicare reimbursement) and the threat of Internet delivery may continue to hamper price/earnings multiples. Given the large number of unknown factors, the upside potential does not seem as great as it once did.

FANNIE MAE (FNM) -- Another very solidly run long term winner. However, the Fund had a weighting in mortgage stocks that was approximately five to six times the S&P 500 Index weight and we felt the need to reduce it. Freddie Mac has a higher growth rate and is slightly more conservatively positioned than FNM.

CARDINAL HEALTH (CAH) -- Cardinal has produced consistent results but the underlying growth rate is low double digits. It has supplemented its growth rate though 4 major acquisitions in the last 5 years. In addition, the competitive landscape risk has greatly increased due to threats from mass merchants and the internet. CAH could lose pricing power as the value in the chain moves from the distributor back to the manufacturer. As competition increases and the market moves toward more direct delivery, CAH has less power to control its own destiny.

NOKIA -- The company should exhibit strong growth over the near term, but there are some risks over the intermediate term. Competition will increase as Motorola and Ericsson will release their new products later this year which could lead to pricing and margin pressures. In addition, Nokia is aiming to get into the higher value added software and data communications networking businesses. As the business model goes into transition, execution risk becomes a much greater issue.

Thank you for your confidence in us. We are comfortable with the Fund's characteristics/profile and feel that the companies we own can create great shareholder wealth over the long term.



                                        Sincerely,

                                        /s/ ASHI PARIKH
                                        -----------------------
                                        Ashi Parikh
                                        Managing Director
                                        Eagle Asset Management, Inc.
                                        Portfolio Manager, Growth Equity Fund

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                             MARKET
  SHARES                                                     VALUE
  ------                                                  ------------

COMMON STOCKS--95.5%(a)
-----------------------
    ADVERTISING/COMMUNICATIONS--4.7%
    --------------------------------
      80,000   Omnicom Group, Inc. ...................    $  5,800,000
                                                          ------------
    CONGLOMERATES--3.9%
    -------------------
      46,000   General Electric Company ..............       4,853,000
                                                          ------------
    DATA PROCESSING--16.5%
    ----------------------
      60,000   Cisco Systems, Inc.* ..................       6,843,750
      80,000   Dell Computer Corporation* ............       3,295,000
      20,000   EMC Corporation* ......................       2,178,750
     100,000   Microsoft Corporation* ................       8,131,250
                                                          ------------
                                                            20,448,750
                                                          ------------
    ELECTRONICS/ELECTRIC--7.1%
    --------------------------
      70,000   Applied Materials Inc.* ...............       3,753,750
      40,000   Solectron Corporation* ................       1,940,000
      30,000   Texas Instruments Inc. ................       3,063,750
                                                          ------------
                                                             8,757,500
                                                          ------------
    FILMED ENTERTAINMENT--1.9%
    --------------------------
      34,000   Time Warner, Inc. .....................       2,380,000
                                                          ------------
    FINANCE--16.5%
    --------------
      30,000   American Express Company ..............       3,920,625
      40,000   Charles Schwab Corporation ............       4,390,000
      67,500   Citigroup Inc. ........................       5,079,375
      60,000   Freddie Mac ...........................       3,765,000
      33,500   Morgan Stanley Dean Witter &
               Company ...............................       3,322,781
                                                          ------------
                                                            20,477,781
                                                          ------------
    HOUSEHOLD PRODUCTS--1.9%
    ------------------------
      20,000   The Clorox Company ....................       2,307,500
                                                          ------------
    INSURANCE--3.8%
    ---------------
      40,000   American International
               Group, Inc. ...........................       4,697,500
                                                          ------------
    INTERNET--3.4%
    --------------
      30,000   America Online, Inc.* .................       4,282,500
                                                          ------------
    MEDICAL EQUIPMENT/SUPPLY--6.2%
    ------------------------------
      80,000   Guidant Corporation ...................       4,295,000
      47,000   Medtronic Inc. ........................       3,381,063
                                                         ------------
                                                             7,676,063
                                                          ------------
    PHARMACEUTICAL--10.3%
    ---------------------
      15,000   Amgen Inc.* ...........................         921,563
      60,000   Bristol-Myers Squibb Company ..........       3,813,750
      39,000   Pfizer, Inc. ..........................       4,487,437
      77,000   Schering-Plough Corporation ...........       3,720,062
                                                          ------------
                                                            12,942,812


                                                              MARKET
  SHARES                                                      VALUE
  ------                                                  ------------

COMMON STOCKS (CONTINUED)
-------------------------
    RETAIL STORES--10.0%
    --------------------
      70,000   Home Depot, Inc. ......................       4,195,625
      55,000   Kohl's Corporation* ...................       3,654,063
     100,000   Wal-Mart Stores, Inc. .................       4,600,000
                                                          ------------
                                                            12,449,688
                                                          ------------
    SERVICES--3.1%
    --------------
      90,000   First Data Corporation ................       3,819,375
                                                          ------------
    TELECOMMUNICATIONS--6.2%
    ------------------------
      40,000   Lucent Technologies, Inc. .............       2,405,000
      65,000   MCI WorldCom, Inc.* ...................       5,342,187
                                                          ------------
                                                             7,747,187
                                                          ------------
Total Common Stocks
   (cost $82,902,802).................................     118,639,656


REPURCHASE AGREEMENT--5.6%(a)
-----------------------------
Repurchase Agreement with State
Street Bank and Trust Company,
dated April 30, 1999 @ 4.78%
to be repurchased at $6,906,750 on
May 3, 1999, collateralized by
$4,615,000 United States Treasury
Bonds, 10.625% due August 15, 2015,
(market value $6,993,171 including
interest) (cost $6,904,000) ..........................       6,904,000
                                                          ------------
TOTAL INVESTMENT PORTFOLIO
   (cost $89,806,802) (b), 101.0% (a).................     125,543,656
OTHER ASSETS AND LIABILITIES, net, (1.0%) (a) ........      (1,268,436)
                                                          ------------
 NET ASSETS,100.0% ...................................    $124,275,220
                                                          ============

----------------------
 *  Not an income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $35,736,854, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $37,509,970 and aggregate gross unrealized depreciation for all securities in which there is an excess tax cost over market value of $1,773,116.


    The accompanying notes are an integral part of the financial statements.

                                                                   June 1, 1999
Dear Fellow Shareholders:

We are pleased to be presenting the semi-annual report for the Heritage Series Trust - Mid Cap Growth Fund (the "Fund"). For the six month period ending April 30, 1999, your Fund returned +5.6% for the Class A Shares*. This compares to a return of +27.39% for the Russell Mid Cap Growth Index and +18.85% for the Standard and Poor's Mid Cap 400 Index.

Over the past six months, the equity markets can be characterized as having been extremely volatile. In the final two months of 1998, we saw the continuance of a broad market rally that began in early October, after the Federal Reserve set in motion a series of three interest rate cuts. Both large and small capitalization stocks gained roughly +10% during the closing two months of 1998. During the first three months of 1999 however, the equity markets began to diverge as larger stocks (as represented by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500")), gained +5.5% in the first quarter, while smaller stocks (as represented by the Russell 2000 Index), declined by -5.4%. In the month of April, we experienced a reversal once again, but surprisingly, small cap stocks outpaced large cap stocks as the Russell 2000 Index gained nearly +9% versus a +3.9% rise in the S&P 500.

The majority of the underperformance of your Fund over the last six months came in the month of April when your Fund was roughly flat, while the small and mid cap indices gained +8% on average. Since we are always fairly defensive in nature, your Fund held up well in the first quarter, declining slightly less than the average -6% decline for the average small and mid cap fund. However, since your Fund is positioned defensively, it lagged in the environment when the markets gapped up sharply higher. In addition, we currently are facing two head winds that do not favor our style of picking smaller stocks at a "growth-at-a-reasonable-price" approach. First, in the continuation of the theme that prevailed throughout 1998, large cap stocks continue to lead in this market with the "breadth" of the market favoring only a narrow spectrum of larger cap growth stocks. As an illustration of this large cap effect, the largest 5% of stocks that made up the Russell Mid Cap Index contributed NEARLY ONE-HALF of the +6.5% gain in that index on a year-to-date basis through April 30, 1999. That means that out of a pool of 800 stocks, just 40 large stocks had a disproportionate influence on the market averages. Since we focus on smaller stocks that have been overlooked by the market, the current market environment is clearly a hurdle for our style to overcome. As a side note, the median market cap for the average mid cap stock fund now exceeds $5.0 billion as compared to $1.6 billion for your Fund. We feel other mid cap funds are clearly chasing performance by concentrating in the same handful of larger stocks that do not fall within our defined mid cap universe. The second headwind is the Internet phenomenon, where many companies that do not generate earnings, are producing outsized gains despite the lack of any traditional justification for their current stock market valuations.

We continue to favor companies that we feel can grow earning at a minimum of 15% per year over the next three years, and that are selling at reasonable valuations both relative to the market and relative to the underlying earnings and cash generating ability of the company. Our approach has led us to several stocks that have become take-out candidates, at a nice premium, by larger companies. American Bankers Insurance, Executive Risk Insurance, and Provident Insurance have all been successes in this area. Healthcare services is an area that has hurt the Fund's performance and we have reduced our exposure by selling shares of HCR Manor Care and Lincare Holdings. We have increased our exposure to technology and increased the growth potential by selling smaller tech stocks such as Anixter, Black Box, Molex, Zebra Tech, Artesyn, and HNC Software. In their place, we have added LSI Logic (semiconductors), Sanmina (manufacturer of telecomm equipment), and American Management Systems (computer services). In the consumer area, we have shed our holdings in food stocks which did not perform well. These include Ralcorp and Whitman Corp. In their place, we have shifted our consumer exposure by adding media stocks such as

Lamar Advertising, Emmis Communications, and Metro Networks - all which have performed well on a year-to-date basis. When compared to the Russell 2000 Mid Cap Index your Fund is over-weighted in financial services, technology, and consumer stocks. The Fund has a market weighting in healthcare and is under-weighted in energy, basic materials, and under-weighted in utilities as usual.

Despite the recent under performance, we feel we have successfully navigated your Fund through some turbulent markets with a lower level of risk than is evident strictly by looking at the performance numbers. Our aim is to generate an above average rate of return over a long period of time while maintaining a below average level of risk. In this way, the accumulation of wealth compounds during rising markets without fear of losing an excessive amount of capital during down markets.

I thank you for your support and continued confidence in my abilities as helmsman of your Fund. I will continue to perform to the best of my abilities, for the benefit of all of us as shareholders.


                                        Sincerely,


                                        /s/ TODD L. MCCALLISTER
                                        -----------------------
                                        Todd L. McCallister
                                        Senior Vice President
                                        Eagle Asset Management, Inc.
                                        Portfolio Manager, Mid Cap Growth Fund


----------
* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - MID CAP GROWTH FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
  SHARES                                              VALUE
  ------                                            ----------

COMMON STOCKS--96.2%(a)
-----------------------
  ADVERTISING/COMMUNICATIONS--8.0%
  --------------------------------
   8,000   Catalina Marketing Corporation*.......   $  683,500
  31,000   Harte-Hanks Communications,
            Inc. ................................      782,750
  21,000   Lamar Advertising Company* ...........      706,125
                                                    ----------
                                                     2,172,375
                                                    ----------
  AEROSPACE--3.6%
  ---------------
  12,000   Alliant Techsystems, Inc.* ...........      982,500
                                                    ----------
  AIRCRAFT MANUFACTURING/COMPONENTS--2.5%
  ---------------------------------------
  14,000   Gulfstream Aerospace
            Corporation* ........................      682,500
                                                    ----------
  BANKING--2.7%
  -------------
  30,000   Golden State Bancorp .................      736,875
                                                    ----------
  BROADCASTING--4.2%
  ------------------
  13,000   Emmis Communications,
            Class "A"* ..........................      585,000
  12,400   Metro Networks, Inc.* ................      558,000
                                                    ----------
                                                     1,143,000
                                                    ----------
  DATA PROCESSING--14.3%
  ----------------------
  22,000   American Management Systems *.........      756,250
  34,000   National Computer Systems Inc. .......      952,000
  22,500   SunGard Data Systems Inc.* ...........      718,594
  22,000   Synopsys, Inc.* ......................    1,036,750
  20,000   Tech Data Corporation ................      467,500
                                                    ----------
                                                     3,931,094
                                                    ----------
  EDUCATION--3.1%
  ---------------
  24,800   Strayer Education, Inc. ..............      858,700
                                                    ----------
  ELECTRONICS/ELECTRIC--4.7%
  --------------------------
  20,000   LSI Logic Corporation* ...............      680,000
   9,200   Sanmina Corporation* .................      610,650
                                                    ----------
                                                     1,290,650
                                                    ----------
  FINANCE--6.4%
  -------------
  22,000   CMAC Investment Corporation ..........    1,009,250
  46,500   Federated Investors, Inc. ............      746,906
                                                    ----------
                                                     1,756,156
                                                    ----------
  HEALTH CARE CENTER--6.0%
  ------------------------
  65,000   Health Management Associates,
            Inc., Class "A"* ....................    1,015,625
  12,100   Universal Health Services, Inc.,
            Class "B" ...........................      626,931
                                                    ----------
                                                     1,642,556
                                                    ----------

                                                       MARKET
  SHARES                                               VALUE
  ------                                            ----------

COMMON STOCKS (CONTINUED)
-------------------------
  INSURANCE--7.9%
  ---------------
   7,000   Allmerica Financial Corporation ......      401,188
  18,000   Mutual Risk Management, Ltd. .........      699,750
  17,700   Protective Life Corporation ..........      693,619
  12,000   Reinsurance Group Of America,
            Inc. Class "A" ......................      363,000
                                                    ----------
                                                     2,157,557
                                                    ----------
  LEISURE/AMUSEMENT--4.4%
  -----------------------
  35,000   Harrah's Entertainment, Inc.* ........      770,000
  14,000   Steiner Leisure, Ltd.* ...............      444,500
                                                    ----------
                                                     1,214,500
                                                    ----------
  MACHINERY--3.8%
  ---------------
  38,000   Sybron International
           Corporation* .........................    1,052,125
                                                    ----------
  MEDICAL EQUIPMENT/SUPPLY--4.1%
  ------------------------------
  25,000   AmeriSource Health Corporation,
            Class "A"* ..........................      692,187
  12,000   Patterson Dental Company* ............      432,750
                                                    ----------
                                                     1,124,937
                                                    ----------
  PUBLISHING--8.6%
  ----------------
   9,000   John Wiley & Sons, Inc.,
            Class "A" ...........................      363,938
  22,000   Media General, Inc., Class "A" .......    1,144,000
  15,000   Valassis Communications, Inc. ........      840,000
                                                    ----------
                                                     2,347,938
                                                    ----------
  RETAIL STORES--3.8%
  -------------------
  25,000   BJ's Wholesale Club, Inc.* ...........      664,062
  14,000   Department 56, Inc.* .................      378,875
                                                    ----------
                                                     1,042,937
                                                    ----------
  SERVICES--5.7%
  --------------
  21,750   Iron Mountain, Inc.* .................      604,922
  35,000   Nielsen Media Research, Inc. .........      958,125
                                                    ----------
                                                     1,563,047
                                                    ----------
  TELECOMMUNICATIONS--2.4%
  ------------------------
  16,100   Western Wireless Corporation,
            Class "A"* ..........................      661,106
                                                    ----------
 Total Common Stocks
   (cost$23,667,601).............................   26,360,553

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - MID CAP GROWTH FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                      MARKET
                                                      VALUE
                                                   -----------

REPURCHASE AGREEMENT--2.5%(a)
-----------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated April 30, 1999 @
4.78% to be repurchased at $695,277 on May 3,
1999, collateralized by $465,000 United States
Treasury Bonds, 10.625% due August 15, 2015,
(market value $704,621 including interest)
(cost $695,000)...............................     $   695,000
                                                   -----------
TOTAL INVESTMENT PORTFOLIO
   (cost $24,362,601) (b), 98.7% (a)..........      27,055,553
OTHER ASSETS AND LIABILITIES, net, 1.3% (a) ..         359,575
                                                   -----------
NET ASSETS, 100.0% ...........................     $27,415,128
                                                   ===========

----------------------
 *  Not an income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $2,692,952, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $3,227,946 and aggregate gross unrealized depreciation for all securities in which there is an excess tax cost over market value of $534,994.


    The accompanying notes are an integral part of the financial statements.

                                                                   May 28, 1999
Dear Fellow Shareholders:

     We are happy to report that the very recent results for the Heritage Small Cap Stock Fund (the "Fund") have improved dramatically, with the Fund's Class A Shares gaining +7.78%* over the most recent semiannual period.

     The environment from April 1998 to the end of March 1999 was historically difficult for small capitalization stocks. During this period, small cap stocks became cheaper than they have ever been relative to the stock market in general.

     What is more, the devastation in the small capitalization sector was more serious than would appear by simply looking at the Russell 2000 Index ("Russell 2000") because this Index had several Internet stocks in it which went up significantly and that allowed the Russell 2000 to materially outperform the average small cap stock. What is interesting is that very few Internet stocks qualify as small cap stocks.

     During this period, the smaller a capitalization a company had, generally, the worse its performance was. Some companies that earned money did poorer in the market than companies that lost money. In short, it was a period dominated by large capitalization growth stocks and Internet stocks. Small capitalization value stocks, such as those we invest in for our portion of the Funds assets, were ignored as many investors flocked to momentum stocks. Many other small cap fund managers migrated into other than small cap issues and into Internet stocks; we remained true to our style and discipline and therefore underperformed our competition.

     The Fund was hurt by its holdings Angeion, Genessee & Wyoming, Lanvision, Thermo Cardio Systems and Thermolase. These issues suffered from market neglect.

     The Fund was helped by such stocks as Cooper Companies, Doral Financial, Houghton Mifflin, John Wiley & Sons, National Data, New Horizons and Shoe Carnival. In all cases, the stocks were driven by better than expected earnings.

     In April, the environment for small cap stocks improved dramatically. Moreover, the types of stocks which had suffered the most began to rally the most -- the small cap stocks which earned money and sell at remarkable values. We expect this to continue: Small cap stocks are attractively priced and remain historically cheap.

     Investors have gone from selling the type of stocks we own to buying them. As funds flow into these stocks, they should continue to appreciate. We are quite optimistic about our Fund going forward. We believe we should do well absolutely, relative to our benchmark and relative to our competition.


                                                Sincerely,

                                                /s/ JAMES D. AWAD
                                                -----------------
                                                James D. Awad
                                                Chairman
                                                Awad Asset Management, Inc.
                                                Portfolio Manager, Small Cap
                                                Stock Fund


----------
* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                                   May 28, 1999


Dear Fellow Shareholders:

A very strong April pushed ahead Eagle's portion of the Heritage Small Cap Stock Fund (the "Fund"), helping the Fund to a strong finish for the semiannual period. I'm happy to report the strong April was followed by a very strong May.

During the six months ended April 30, 1999, the Russell 2000 Index was dominated by Internet names (about 9% of the Russell 2000 Index weighting is now Internet stocks compared to some 2% for the S&P Small Cap 600). Most of those stocks have no earnings, are over $1 billion market capitalization and neither are small cap nor fit our growth at a reasonable price (GARP) style. The difference between the Russell 2000 and the S&P Small Cap 600 during the six months ended April 30 was striking, with the former up about 15% and the latter only about 9%. Given this mix, we are very pleased with our six month performance.

While we had no direct exposure to Internet stocks, our best performer, Southwest Securities, advanced largely because of their holdings in Knight Trimark Group, as well as interest in their investment broker Mydiscountbroker.com. Action Performance and International Speedway benefited from the continued strong popularity of NASCAR. Two retailers, Claires' Stores and Genesco, performed well, reflecting strong comparable store sales leading to positive earnings surprises.

We benefited from takeovers as Trident was acquired by Illinois Tool Works, Computer Management Associates was acquired by Computer Associates and Pharmerica was merged into Bergen Brunswig. Subsequent to the end of the period, ABR Information Systems announced an agreement to be acquired by Ceridian Corp., Gradall Industries agreed to be acquired by JLG Industries and Medical Manager announced a merger with Synetic (whose principal asset is Care Insite, an e-commerce health care unit).

On the downside we were hurt by Brightpoint, which had trouble procuring adequate supplies of wireless handsets within China and missed earnings. Avid Technologies, Cavanaugh Hospitality and Cole National also suffered earning shortfalls.

We believe the recent spate of takeover actively reflects the value of small capitalization stocks and are pleased it has positively impacted our portfolio. With our portion of the Fund trading at about sixteen times 1999 earnings we are hopeful we can continue to benefit from takeovers.

We will continue to invest in companies that will benefit from the growth of the Internet without having to pay the exorbitant multiples currently accorded to the "pure" internet companies. Examples of such holdings are Southwest Securities, Action Performance, Medical Manager and Micro Warehouse.

The recent rise in interest rates has caused some crumbling in the large cap growth stocks which had become market favorites. As of this writing, speculative Internet stocks are going through a correction. Both of these events could prove beneficial for small stocks as capital could move from those previously hot performing sectors into small stocks.

Hopefully, April and May are a harbinger of better times for small cap investors.

As always, we will endeavor to do our best for our shareholders.


                                                Sincerely,


                                                /s/ BERT BOKSEN
                                                ---------------
                                                Bert Boksen
                                                Senior Vice President
                                                Eagle Asset Management, Inc.
                                                Portfolio Manager, Small Cap
                                                Stock Fund

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                                                            MARKET
  SHARES                                                    VALUE
  ------                                                  ----------


COMMON STOCKS--96.2%(a)
-----------------------
  AEROSPACE--1.0%
  ---------------
     122,000   Kellstrom Industries, Inc.* ............   $2,249,375
                                                          ----------
  BANKING--4.6%
  -------------
     125,000   Commercial Federal Corporation..........    3,031,250
     201,000   Doral Financial Corporation ............    3,542,625
      18,500   Hamilton Bancorp, Inc.* ................      476,375
      52,500   Independence Community Bank
                Corporation ..........................      764,531
     100,000   ITLA Capital Corporation* ..............    1,575,000
      37,500   Pacific Crest Capital, Inc. ............      520,312
      55,000   Staten Island Bancorp, Inc. ............      993,437
                                                          ----------
                                                          10,903,530
                                                          ----------
  BUILDING--2.0%
  --------------
     190,000   Lennar Corporation .....................    4,595,625
                                                          ----------
  CHEMICALS--0.7%
  ---------------
      55,000   Cadiz Inc.* ............................      546,563
     110,000   Mississippi Chemical Corporation........    1,003,750
                                                          ----------
                                                           1,550,313
                                                          ----------
  COSMETICS/TOILETRIES/DRUGS--0.4%
  --------------------------------
     205,000   NBTY, Inc.* ............................    1,037,813
      90,000   Twinlab Corporation* ...................      765,000
                                                            ----------
                                                           1,802,813
                                                          ----------
  DATA PROCESSING--12.8%
  ----------------------
      70,000   Avid Technology, Inc.* .................    1,137,500
      60,000   Barra Inc* .............................    1,173,750
      25,000   Bell & Howell Company* .................      835,938
      50,000   CACI International Inc.,
                Class "A"* ............................      906,250
     143,500   Comdisco, Inc. .........................    3,775,844
     198,962   Eclipsys Corporation* ..................    4,377,164
     207,500   Health Management
                Systems, Inc.* ........................      959,688
     279,300   LanVision Systems, Inc.* ...............      488,775
      87,000   National Data Corporation ..............    4,012,875
     154,875   Printronix, Inc.* ......................    2,206,969
      63,000   Shared Medical Systems
                Corporation ...........................    3,421,687
      25,000   Sterling Software, Inc.* ...............      517,187
      95,000   The Pathways Group, Inc.* ..............      831,250
       5,000   Zebra Technologies Corporation,
                Class "A"* ............................      166,250
     107,500   Zebra Technologies Corporation,
                Class "B"* ............................    3,574,375
                                                          ----------
                                                          30,251,314
                                                          ----------


                                                             MARKET
  SHARES                                                     VALUE
  ------                                                   ---------


COMMON STOCKS (CONTINUED)
-------------------------
  EDUCATION--2.4%
  ---------------
      93,000   New Horizons Worldwide, Inc.* ..........    1,865,812
     165,000   Strayer Education, Inc. ................    5,713,125
                                                          ----------
                                                           7,578,937
                                                          ----------
  ELECTRONICS/ELECTRIC--2.3%
  --------------------------
     270,000   Artesyn Technologies, Inc.* ............    4,860,000
      50,000   OYO Geospace Corporation* ..............      450,000
                                                          ----------
                                                           5,310,000
                                                          ----------
  FINANCE--3.1%
  -------------
     260,000   Cash America International, Inc. .......    3,315,000
      98,000   Investors Financial Services
               Corporation ............................    3,564,750
      25,000   Resource America, Inc. .................      309,375
                                                          ----------
                                                           7,189,125
                                                          ----------
  FOOD--3.2%
  ----------
      70,000   Corn Products International, Inc. ......    2,021,250
     125,000   Del Monte Foods Company * ..............    1,671,875
     104,000   J. M. Smucker Company,
                Class "B" .............................    1,820,000
      50,000   Smithfield Foods, Inc.* ................    1,181,250
                                                          ----------
                                                           6,694,375
                                                          ----------
  GRAPHICS ARTS--2.0%
  -------------------
     185,000   World Color Press, Inc.* ...............    4,729,062
                                                          ----------
  HEALTH CARE CENTERS--2.2%
  -------------------------
      70,000   American Retirement
               Corporation* ...........................    1,163,750
     174,750   Bergen Brunswig Corporation,
                Class "A" .............................    3,320,250
      90,000   Horizon Health Corporation* ............      680,625
                                                          ----------
                                                           5,164,625
                                                          ----------
  HEALTH CARE SERVICES--0.1%
  --------------------------
     115,000   ThermoLase Corporation* ................      294,687
                                                          ----------
  HOTELS/MOTELS/INNS --0.9%
  -------------------------
     120,000   Cavanaughs Hospitality
                Corporation* ..........................      907,500
     200,000   Lodgian, Inc.* .........................    1,212,500
                                                          ----------
                                                             2,120,000
                                                            ----------
  INSURANCE--3.7%
  ---------------
     100,000   Annuity And Life Re
                (Holdings), Ltd. ......................    1,975,000
     210,000   INSpire Insurance Solutions, Inc.*......    4,567,500

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                           MARKET
  SHARES                                                   VALUE
  ------                                                 ----------

COMMON STOCKS (CONTINUED)
-------------------------
  INSURANCE (CONTINUED)
  ---------------------
     105,000   Presidential Life Corporation .........   $1,883,437
      30,000   Reliance Group Holdings ...............      225,000
                                                         ----------
                                                          8,650,937
                                                         ----------
  LEATHER/SHOES--2.2%
  -------------------
     310,000   Genesco Inc.* .........................    3,371,250
     125,000   Shoe Carnival, Inc.* ..................    1,890,625
                                                         ----------
                                                          5,261,875
                                                         ----------
  LEISURE/AMUSEMENT--3.0%
  -----------------------
      60,000   Action Performance Companies,
                Inc.* ................................    2,032,500
      85,800   Florida Panthers Holdings, Inc.* ......      761,475
      52,300   Gaylord Entertainment Company..........    1,621,300
      35,000   International Speedway
                Corporation, Class "A" ...............    1,802,500
      26,000   Steiner Leisure, Ltd.* ................      825,500
                                                         ----------
                                                          7,043,275
                                                         ----------
  MACHINERY--1.4%
  ---------------
      91,000   Blount International, Inc.,
                Class "A" ............................    2,536,625
      45,000   Gradall Industries, Inc.* .............      720,000
                                                         ----------
                                                          3,256,625
                                                         ----------
  MANUFACTURING/DISTRIBUTIONS--6.2%
  ---------------------------------
     170,100   Amor Holdings, Inc.* ..................    2,147,513
     120,000   Brightpoint, Inc.* ....................      738,750
     200,000   Gentex Corporation* ...................    6,012,500
     130,000   Hughes Supply, Inc. ...................    3,022,500
      27,500   Jakks Pacific Inc.* ...................      587,813
     160,000   Mail-Well, Inc.* ......................    2,090,000
                                                         ----------
                                                         14,599,076
                                                         ----------
  MEDICAL EQUIPMENT/SUPPLY--4.6%
  ------------------------------
     435,000   Angeion Corporation* ..................      135,938
     123,456   Angiosonics, Inc. (c)* ................       87,160
     212,500   ATS Medical, Inc.* ....................    1,593,750
     100,000   Aviron Corporation* ...................    1,887,500
     200,000   Coherent, Inc.* .......................    2,975,000
     150,733   Cooper Companies, Inc.* ...............    2,374,045
     316,000   Somanetics Corporation* ...............      869,000
      44,444   SurVivaLink Corporation (c)* ..........       26,666
     149,800   Thermo Cardiosystems, Inc.* ...........    1,095,412
                                                         ----------
                                                         11,044,471
                                                         ----------
  OFFICE EQUIPMENT--1.1%
  ----------------------
     180,000   Global Imaging Systems, Inc.* .........    2,587,500
                                                         ----------


                                                            MARKET
  SHARES                                                    VALUE
  ------                                                  ----------

COMMON STOCKS (CONTINUED)
-------------------------
  OIL & GAS--0.7%
  ---------------
      86,400   Chieftain International, Inc.* ........    1,560,600
                                                         ----------
  PHARMACEUTICAL--1.5%
  --------------------
      21,200   Bindley Western Industries, Inc. ......      654,550
      50,000   Collateral Therapeutics, Inc.* ........      568,750
      25,177   Priority Healthcare Corporation,
                Class "B" ............................    1,276,159
      60,000   Protein Design Labs, Inc.* ............      926,250
                                                         ----------
                                                          3,425,709
                                                         ----------
  POLLUTION CONTROL--2.1%
  -----------------------
     180,000   IMCO Recycling, Inc. ..................    3,060,000
     100,000   Superior Services, Inc.* ..............    1,837,500
                                                         ----------
                                                          4,897,500
                                                         ----------
  PUBLISHING--2.6%
  ----------------
      40,000   Houghton Mifflin Company ..............    1,785,000
     107,600   John Wiley & Sons, Inc.,
                Class "A" ............................    4,351,075
                                                         ----------
                                                          6,136,075
                                                         ----------
  RAILROADS--0.6%
  ---------------
     135,000   Genesee & Wyoming, Inc.* ..............    1,333,125
                                                         ----------
  REAL ESTATE INVESTMENT TRUST--3.0%
  ----------------------------------
      15,700   Correctional Properties Trust .........      271,806
     164,900   LTC Properties, Inc. ..................    2,215,844
     110,000   Meristar Hospitality Corporation ......    2,530,000
      95,000   Nationwide Health Properties,
                Inc. .................................    1,929,688
                                                         ----------
                                                          6,947,338
                                                         ----------
  REAL ESTATE/LAND DEVELOPMENT--2.0%
  ----------------------------------
     240,000   LNR Property Corporation ..............    4,710,000
                                                         ----------
  RETAIL STORES--3.0%
  -------------------
     100,000   Bradlees Inc.* ........................      825,000
      50,000   Charming Shoppes ......................      193,750
     100,000   Claire's Stores Inc. ..................    3,312,500
      43,800   Cole National Corporation,
                Class "A"* ...........................      678,900
      65,000   Micro Warehouse, Inc.* ................    1,100,937
     102,500   U.S. Vision, Inc.* ....................      563,750
      25,000   Urban Outfitters Inc.* ................      484,375
                                                         ----------
                                                          7,159,212
                                                         ----------
  SECURITIES--8.6%
  ----------------
      85,000   Advest Group, Inc. ....................    1,721,250
     100,000   Dain Rauscher Corporation .............    4,287,500

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                            MARKET
  SHARES                                                    VALUE
  ------                                                  ----------

COMMON STOCKS (CONTINUED)
-------------------------
  SECURITIES (CONTINUED)
  ----------------------
     159,999   Legg Mason, Inc. ......................   $ 5,579,965
     162,500   Southwest Securities Group, Inc. ......     8,602,344
                                                         -----------
                                                          20,191,059
                                                         -----------
  SERVICES--9.6%
  --------------
     200,000   ABR Information Services, Inc.* .......     3,500,000
      30,200   Borg-Warner Security
                Corporation* .........................       532,275
     102,500   Cunningham Graphics
                International, Inc.* .................     1,697,656
     170,000   Interim Services, Inc.* ...............     2,953,750
      50,000   Medical Manager Corporation* ..........     1,425,000
     230,000   MPW Industrial Services
                Group, Inc.* .........................     2,098,750
      25,000   Nova Corporation* .....................       650,000
     198,500   RCM Technologies, Inc.* ...............     2,580,500
     160,000   StarTek, Inc.* ........................     3,210,000
      80,000   Stewart Enterprises, Inc.,
                Class "A" ............................     1,590,000
     130,000   Sykes Enterprises, Inc.* ..............     2,665,000
                                                         -----------
                                                          22,902,931
                                                         -----------
  TELECOMMUNICATIONS--2.0%
  ------------------------
      70,000   American Tower Corporation,
                Class "A" .............................    1,483,125
      50,000   Comdial Corporation* ..................       293,750
     183,750   Periphonics Corporation* ..............     1,590,586
      35,000   Transaction Network Services* .........       936,250
     100,000   Trex Communications, Inc. (c)* ........       400,000
                                                         -----------
                                                           4,703,711
                                                         -----------
  TEXTILES--0.4%
  --------------
      40,000   Kellwood Company ......................     1,030,000
                                                         -----------
  TRANSPORTATION--0.2%
  --------------------
      22,500   Air Express International .............       492,188
                                                         -----------
Total Common Stocks
 (cost $211,379,535)..................................   226,501,176
                                                         -----------


  PRINCIPAL                                                  MARKET
    AMOUNT                                                   VALUE
  ---------                                               -----------

CONVERTIBLE BONDS--1.7%(a)
--------------------------
  DATA PROCESSING--0.1%
  ---------------------
$    100,000   Proscape Technologies, Inc.,
               Series "B", 6.5%, 11/18/01 (c) ........       100,000
                                                         -----------
  HEALTH CARE CENTERS--0.9%
  -------------------------
   2,000,000   American Retirement
                Corporation, 5.75%, 10/01/02 .........     1,792,500


CONVERTIBLE BONDS (CONTINUED)
-----------------------------

HEALTH CARE CENTERS (CONTINUED)
-------------------------------
$  1,000,000   Assisted Living Concepts, Inc.,
                6.0%, 11/01/02 .......................       515,000
                                                         -----------
                                                           2,307,500
                                                         -----------
  MEDICAL EQUIPMENT/SUPPLY--0.6%
  ------------------------------
   1,000,000  Angeion Corporation, 7.5%,
               04/15/03 .............................       715,000
   1,000,000  Aviron Corporation, 5.75%,
               04/01/05 .............................       835,000
                                                        -----------
                                                          1,550,000
                                                        -----------
  REAL ESTATE INVESTMENT TRUST--0.1%
  ----------------------------------
     155,000   LTC Properties, Inc., 8.25%,
                07/01/01 .............................       145,313
                                                         -----------
Total Convertible Bonds
   (cost $5,232,500)..................................     4,102,813
                                                         -----------
Total Investment Portfolio excluding
   repurchase agreement
   (cost $216,612,035) (b), 98.0% (a).................   230,603,989


REPURCHASE AGREEMENT--1.5%(a)
-----------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated April 30,
1999 @ 4.78% to be repurchased at $3,538,409
on May 3, 1999, collateralized by $2,365,000
United States Treasury Bonds, 10.625% due
August 15, 2015, (market value $3,358,716
including interest) (cost $3,537,000).....      3,537,000
                                                ---------
TOTAL INVESTMENT PORTFOLIO,
   (cost $220,149,035) (b), 99.5% (a).....    234,140,989
OTHER ASSETS AND LIABILITIES, net, 0.5%(a) .    1,232,728
                                              -----------
NET ASSETS, 100.0% .......................   $235,373,717
                                             ============

----------------------
 *  Not an income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $13,991,954, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $48,612,881 and aggregate gross unrealized depreciation for all securities in which there is an excess tax cost over market value of $34,620,927.
(c) Private placement securities are fair valued by the Board of Trustees.

    The accompanying notes are an integral part of the financial statements.

                                                                   June 18, 1999

Dear Shareholders:

Two important events took place at the Heritage Series Trust - Value Equity Fund this past spring. First, Osprey Partners Investment Management, LLC received your vote on May 14, to begin managing the Fund as the sub-advisor. Second, and I think of most importance to our investors, is that "Value" stocks rebounded from their dismal performance over the past year.

After some 12 months of being out of favor, investors finally began recognizing the imbedded value of a broad spectrum of stocks that have languished in the marketplace while a very concentrated few stocks dominated the performance of the market averages. A handful of stocks (5 stocks accounted for 84% of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") gain of 28.6%) accounted for the out-performance of the S&P 500 in 1998. These same five stocks (Microsoft, AOL, Citigroup, MCI Worldcom, and AIG) accounted for 53% of the S&P 500 gain of 4.98% in the first quarter of 1999. Furthermore, just 18 stocks accounted for 100% of the S&P 500 gain during that same period. Thus, the average return for the other 482 stocks in the S&P 500 was in the red for the quarter.

The tide turned in early April when investors began to recognize the huge disparity in valuations. For example, Schwab's market capitalization was greater then Merrill Lynch's and AOL's market capitalization was larger than GM's. The huge reversal in market psychology toward value stocks that occurred in April and continued into June, we believe based on a number of studies, is just the precursor of a trend that is likely to continue over at least the next 12 to 18 months.

Our philosophy of buying stocks that are selling below their intrinsic value based on our proprietary research should serve us well in the future as it has in the past. Our continual search for companies with low price/earnings ratios, low price/book value, significant free cash flow and investment grade balance sheets should reduce the market risk of the stocks in the portfolio. Visits with top management at these companies allow us to delve into the inner workings of the company to determine whether we think they will be able to achieve the goals that they have set and thus we believe should lower the business risk of our investments.

Some good news for our shareholders is that over the past month we have almost completed the transition of the portfolio with minimal realized capital gains which will help to mimize the year end distribution requirement. We have added positions in several areas that have lagged the market year to date such as financial services, consumer nondurables, and healthcare.

Our goal is to continue to do well compared to our benchmarks and other value managers which will bring superior performance to the Heritage Value Equity Fund and continued benefit to our shareholders.

Sincerely,                               Sincerely,


/s/ JEROME D. FISHER                     /s/ RUSSELL S. TOMPKINS
--------------------                     -----------------------
Jerome D. Fisher                         Russell S. Tompkins
Managing Partner                         Managing Partner
Director of Equity Research              Chief Operating Officer
Osprey Partners Investment               Osprey Partners Investment
  Management, LLC                         Management, LLC
Portfolio Manager, Value Equity Fund     Portfolio Manager, Value Equity Fund

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                            MARKET
  SHARES                                                    VALUE
  ------                                                  ----------

 COMMON STOCKS--93.8%(a)
 -----------------------
    AEROSPACE--4.5%
    ---------------
      19,500   Raytheon Company, Class "B" ...........   $1,369,875
                                                         ----------
    BANKING--12.3%
    --------------
      16,600   Bank One Corporation ..................      979,400
      12,000   Chase Manhattan Corporation ...........      993,000
      16,500   First Union Corporation ...............      913,687
      21,000   Washington Mutual, Inc. ...............      863,625
                                                         ----------
                                                          3,749,712
                                                         ----------
    CHEMICALS--2.2%
    ---------------
       7,500   Minnesota Mining &
               Manufacturing Company .................      667,500
                                                         ----------
    CONGLOMERATES/DIVERSIFIED--6.8%
    -------------------------------
      40,000   Allegheny Teledyne, Inc. ..............      895,000
      29,500   Fortune Brands, Inc. ..................    1,165,250
                                                         ----------
                                                          2,060,250
                                                         ----------
    DATA PROCESSING--7.2%
    ---------------------
      22,000   Electronic Data Systems
                Corporation ..........................    1,182,500
       5,000   International Business Machines
               Corporation ...........................    1,045,938
                                                         ----------
                                                          2,228,438
                                                         ----------
    ELECTRONICS/ELECTRIC--5.6%
    --------------------------
       7,500   Honeywell, Inc. .......................      710,625
      11,700   Koninklijke Philips Electron,
                Sponsored ADR ........................      998,887
                                                         ----------
                                                          1,709,512
                                                         ----------
    FINANCE--5.5%
    -------------
      13,000   Freddie Mac ...........................      815,750
      20,000   SLM Holding Corporation ...............      853,750
                                                         ----------
                                                          1,669,500
                                                         ----------
    GLASS/PRODUCTS--1.2%
    --------------------
      12,000    Libbey, Inc. .........................      360,750
                                                         ----------
    HEALTH CARE CENTERS--1.8%
    -------------------------
      22,000    Columbia/HCA Healthcare
                 Corporation .........................      543,125
                                                         ----------
    INSURANCE--4.8%
    ---------------
       7,500   Aetna, Inc. ...........................      657,656
      22,200   Allstate Corporation ..................      807,525
                                                         ----------
                                                          1,465,181
                                                         ----------
    MACHINERY--0.8%
    ---------------
       4,000   Caterpillar, Inc. .....................      257,500
                                                         ----------


COMMON STOCKS (CONTINUED)
-------------------------
    MEDICAL EQUIPMENT/SUPPLY--3.0%
    ------------------------------
      12,100   Bausch & Lomb, Inc. ...................      907,500
                                                         ----------
    OIL & GAS--16.7%
    ----------------
      11,500   British Petroleum Company, PLC,
               Sponsored ADR .........................    1,301,656
      10,000   Exxon Corporation .....................      830,625
      32,000   MCN Energy Group, Inc. ................      638,000
      16,000   Royal Dutch Petroleum Company,
                NY Shares, Sponsored ADR .............      939,000
      25,000   Sonat, Inc. ...........................      893,750
      13,600   Sunoco, Inc. ..........................      486,200
                                                         ----------
                                                          5,089,231
                                                         ----------
    PAPER/PRODUCTS--3.3%
    --------------------
      12,000   International Paper Company ...........      639,750
      23,000   Schweitzer-Mauduit
                International, Inc. ..................      380,937
                                                         ----------
                                                          1,020,687
                                                         ----------
    PHARMACEUTICAL--1.7%
    --------------------
       9,500   Pharmacia & Upjohn, Inc. ..............      532,000
                                                         ----------
    POLLUTION CONTROL--3.7%
    -----------------------
      20,000   Waste Management
                Holdings, Inc. .......................    1,130,000
                                                         ----------
    RETAIL STORES--2.6%
    -------------------
      17,000   Federated Department
                Stores, Inc.* ........................      793,688
                                                         ----------
    SERVICES--0.9%
    --------------
      13,000   Service Corporation International......      269,750
                                                         ----------
    STEEL/IRON--1.2%
    ----------------
      15,500   British Steel PLC, Sponsored
                ADR ..................................      358,438
                                                         ----------
    TELECOMMUNICATIONS--4.8%
    ------------------------
      14,000   BellSouth Corporation .................      626,500
      15,000   SBC Communications, Inc. ..............      840,000
                                                         ----------
                                                          1,466,500
                                                         ----------
    TOBACCO--1.9%
    -------------
       6,000   Philip Morris Companies, Inc. .........      210,375
      12,700   UST, Inc. .............................      354,013
                                                         ----------
                                                            564,388
                                                         ----------
    TOY MANUFA
    -----------------------
      15,000    Mattel, Inc. .........................      388,125
                                                         ----------
 Total Common Stocks
  (cost $23,383,354)..................................   28,601,650

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------
                                                        MARKET
                                                        VALUE
                                                     -----------
 REPURCHASE AGREEMENT--6.3%(a)
 -----------------------------
 Repurchase Agreement with State Street Bank
 and Trust, dated April 30, 1999
 @ 4.78% to be repurchased at $1,921,765 on
 May 3, 1999, collateralized by $1,285,000 United
 States Treasury Notes, 10.625% due August 15,
 2015 (market value $1,947,178
   including interest) (cost $1,921,000).........    $ 1,921,000
                                                     -----------
 TOTAL INVESTMENT PORTFOLIO
     (cost $25,304,354)(b), 100.1% (a)...........     30,522,650
   OTHER ASSETS AND LIABILITIES, net (0.1%) (a) .        (31,494)
                                                     -----------
   NET ASSETS, 100.0% ...........................    $30,491,156
                                                     ===========

----------------------
 *  Not an income-producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $5,218,296, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $5,814,746 and aggregate gross unrealized depreciation for all securities in which there is an excess tax cost over market value of $596,450.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                EAGLE
                                                              AGGRESSIVE    INTERNATIONAL
                                                                GROWTH          EQUITY
                                                                 FUND         PORTFOLIO
                                                            -------------- ---------------
ASSETS
------
Investments, at market value (identified cost
 $32,429,261, $41,027,096, $82,902,802, $23,667,601,
 $216,612,035 and $23,383,354, respectively) (Note 1) .....  $34,913,188     $49,524,495
Repurchase agreement, at market value (identified cost
 $4,771,000, $0, $6,904,000, $695,000, $3,537,000 and
 $1,921,000, respectively) (Note 1) .......................    4,771,000              --
Cash ......................................................          411              --
Foreign currency (cost $815,077)...........................           --         814,887
Receivables:
 Investments sold .........................................       26,499       4,399,805
 Fund shares sold .........................................      137,087          19,564
 Dividends and interest ...................................        5,687         144,024
 Foreign taxes recoverable ................................           --          53,147
Unrealized appreciation on forward currency contracts .....           --           4,199
Deferred organization expenses (Note 1) ...................           --          10,400
Deferred state qualification expenses (Note 1) ............       11,839          22,068
Prepaid Insurance .........................................           --           3,123
                                                             -----------     -----------
    Total assets ..........................................  $39,865,711     $54,995,712
                                                             ===========     ===========
LIABILITIES
-----------
Payables (Note 4):
 Investments purchased ....................................  $ 1,591,374     $ 3,720,142
 Fund shares redeemed .....................................       41,740         188,469
 Accrued management fee ...................................       71,034         624,076
 Accrued distribution fee .................................       18,008          35,808
 Other accrued expenses ...................................       44,082       1,245,090
                                                             -----------     -----------
    Total Liabilities .....................................  $ 1,766,238     $ 5,813,585
                                                             -----------     -----------
Net assets, at market value ...............................  $38,099,473     $49,182,127
                                                             ===========     ===========
NET ASSETS
----------
Net assets consist of:
 Paid-in capital (Note 5) .................................  $32,217,880     $37,574,138
 Undistributed net investment income (loss)
  (Notes 1 and 5) .........................................     (165,182)       (396,029)
 Accumulated net realized gain (loss)
  (Notes 1 and 5) .........................................    3,562,848       3,512,258
 Net unrealized appreciation on investments, covered
  call options written and other assets and liabilities
  denominated in foreign currencies .......................    2,483,927       8,491,760
                                                             -----------     -----------
Net assets, at market value ...............................  $38,099,473     $49,182,127
                                                             ===========     ===========
Net assets, at market value
 Class A Shares ...........................................   20,818,876       7,478,283
 Class B Shares ...........................................    7,379,626         413,357
 Class C Shares ...........................................    9,900,971       6,863,087
 Eagle Shares .............................................           --      34,427,400
                                                             -----------     -----------
    Total .................................................  $38,099,473     $49,182,127
                                                             ===========     ===========
Shares of beneficial interest outstanding
 Class A Shares ...........................................    1,118,876         257,809
 Class B Shares ...........................................      398,692          14,530
 Class C Shares ...........................................      535,023         241,221
 Eagle Shares .............................................           --       1,202,735
                                                             -----------     -----------
    Total .................................................    2,052,591       1,716,295
                                                             ===========     ===========
Net Asset Value -- offering and redemption price
 per share (Notes 1 and 2) ................................
 Class A Shares ...........................................  $     18.61     $     29.01
                                                             ===========     ===========
 Maximum offering price per share (100/95.25
  of $18.61, $29.01, $36.00, $15.08, $24.38
  and $20.89...............................................  $     19.54     $     30.46
                                                             ===========     ===========
 Class B Shares ...........................................  $     18.51     $     28.45
                                                             ===========     ===========
 Class C Shares ...........................................  $     18.51     $     28.45
                                                             ===========     ===========
 Eagle Shares .............................................                  $     28.62
                                                                             ===========


                                                                 GROWTH         MID CAP       SMALL CAP         VALUE
                                                                 EQUITY         GROWTH          STOCK          EQUITY
                                                                  FUND           FUND            FUND           FUND
                                                            --------------- -------------- --------------- --------------
ASSETS
------
Investments, at market value (identified cost
 $32,429,261, $41,027,096, $82,902,802, $23,667,601,
 $216,612,035 and $23,383,354, respectively) (Note 1) .....  $118,639,656    $ 26,360,553   $230,603,989    $ 28,601,650
Repurchase agreement, at market value (identified cost
 $4,771,000, $0, $6,904,000, $695,000, $3,537,000 and
 $1,921,000, respectively) (Note 1) .......................     6,904,000         695,000      3,537,000       1,921,000
Cash ......................................................           877             315             83             281
Foreign currency (cost $815,077)...........................            --              --             --              --
Receivables:
 Investments sold .........................................       180,744       1,085,671      4,012,647              --
 Fund shares sold .........................................       861,530          41,045        284,076         152,008
 Dividends and interest ...................................        38,117           2,045        103,250          17,316
 Foreign taxes recoverable ................................            --              --             --              --
Unrealized appreciation on forward currency contracts .....            --              --             --              --
Deferred organization expenses (Note 1) ...................         8,499          18,094             --           7,068
Deferred state qualification expenses (Note 1) ............        15,136          19,815         23,332          13,571
Prepaid Insurance .........................................         3,571           2,232          6,695           3,124
                                                             ------------    ------------   ------------    ------------
    Total assets ..........................................  $126,652,130    $ 28,224,770   $238,571,072    $ 30,716,018
                                                             ============    ============   ============    ============
LIABILITIES
-----------
Payables (Note 4):
 Investments purchased ....................................  $  1,980,506    $    595,218   $  1,616,188    $         --
 Fund shares redeemed .....................................       158,658          65,281      1,167,328          81,079
 Accrued management fee ...................................        79,358          90,397        150,552          72,440
 Accrued distribution fee .................................        71,301          13,135         97,724          13,942
 Other accrued expenses ...................................        87,087          45,611        165,563          57,401
                                                             ------------    ------------   ------------    ------------
    Total Liabilities .....................................  $  2,376,910    $    809,642   $  3,197,355    $    224,862
                                                             ------------    ------------   ------------    ------------
Net assets, at market value ...............................  $124,275,220    $ 27,415,128   $235,373,717    $ 30,491,156
                                                             ============    ============   ============    ============
NET ASSETS
----------
Net assets consist of:
 Paid-in capital (Note 5) .................................  $ 81,192,279    $ 26,554,443   $226,369,564    $ 26,466,013
 Undistributed net investment income (loss)
  (Notes 1 and 5) .........................................      (575,485)       (204,043)      (479,946)         12,811
 Accumulated net realized gain (loss)
  (Notes 1 and 5) .........................................     7,921,572      (1,628,224)    (4,507,855)     (1,205,964)
 Net unrealized appreciation on investments, covered
  call options written and other assets and liabilities
  denominated in foreign currencies .......................    35,736,854       2,692,952     13,991,954       5,218,296
                                                             ------------    ------------   ------------    ------------
Net assets, at market value ...............................  $124,275,220    $ 27,415,128   $235,373,717    $ 30,491,156
                                                             ============    ============   ============    ============
Net assets, at market value
 Class A Shares ...........................................    54,132,138      15,411,546    149,504,415      16,880,690
 Class B Shares ...........................................    10,715,571       2,034,734     10,368,138       1,128,187
 Class C Shares ...........................................    59,427,511       9,968,848     75,501,164      12,482,279
 Eagle Shares .............................................            --              --             --              --
                                                             ------------    ------------   ------------    ------------
    Total .................................................  $124,275,220    $ 27,415,128   $235,373,717    $ 30,491,156
                                                             ============    ============   ============    ============
Shares of beneficial interest outstanding
 Class A Shares ...........................................     1,503,701       1,021,794      6,131,831         807,952
 Class B Shares ...........................................       305,497         136,443        438,789          54,595
 Class C Shares ...........................................     1,694,685         668,280      3,194,131         604,093
 Eagle Shares .............................................            --              --             --              --
                                                             ------------    ------------   ------------    ------------
    Total .................................................     3,503,883       1,826,517      9,764,751       1,466,640
                                                             ============    ============   ============    ============
Net Asset Value -- offering and redemption price
 per share (Notes 1 and 2) ................................
 Class A Shares ...........................................  $      36.00    $      15.08   $      24.38    $      20.89
                                                             ============    ============   ============    ============
 Maximum offering price per share (100/95.25
  of $18.61, $29.01, $36.00, $15.08, $24.38
  and $20.89...............................................  $      37.80    $      15.83   $      25.60    $      21.93
                                                             ============    ============   ============    ============
 Class B Shares ...........................................  $      35.08    $      14.91   $      23.63    $      20.67
                                                             ============    ============   ============    ============
 Class C Shares ...........................................  $      35.07    $      14.92   $      23.64    $      20.66
                                                             ============    ============   ============    ============
 Eagle Shares .............................................


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        EAGLE
                                                     AGGRESSIVE     INTERNATIONAL
                                                       GROWTH           EQUITY
                                                        FUND          PORTFOLIO
                                                   -------------- -----------------
INVESTMENT INCOME
-----------------
Income:
 Dividends .......................................   $   21,124      $  301,202(a)
 Interest ........................................      112,700          23,849(b)
                                                     ----------      ----------
    Total income .................................      133,824         325,051
Expenses (Notes 1 and 4):
 Management fee ..................................      151,151         240,579
 Distribution fee (Class A Shares) ...............       21,252           8,877
 Distribution fee (Class B Shares) ...............       30,642           1,720
 Distribution fee (Class C Shares) ...............       35,501          32,285
 Distribution fee (Eagle Shares) .................           --         171,066
 Shareholder servicing fees ......................       15,922              --
 Shareholder servicing fees (Class A Shares) .....           --           4,616
 Shareholder servicing fees (Class B Shares) .....           --             224
 Shareholder servicing fees (Class C Shares) .....           --           4,197
 Shareholder servicing fees (Eagle Shares) .......           --           1,711
 Professional fees ...............................       26,701          34,871
 Custodian/Fund accounting fees ..................       27,452          77,419
 Amortization of state qualification expenses.....       31,342          22,383
 Organization expenses ...........................           --           5,200
 Reports to shareholders .........................        8,563          12,575
 Trustees' fees and expenses .....................        5,067           5,394
 Other ...........................................           --           2,050
                                                     ----------      ----------
    Total expenses before waiver .................      353,593         625,167
    Fees waived by Eagle/Manager
      (Note 4) ...................................      (54,587)        (17,952)
                                                     ----------      ----------
    Total expenses after waiver ..................      299,006         607,215
                                                     ----------      ----------
Net investment income (loss) .....................     (165,182)       (282,164)
                                                     ----------      ----------
Realized and Unrealized Gain (Loss)
 on Investments
Net realized gain (loss) from investment
 transactions ....................................    3,765,203       3,281,022
Net realized gain from foreign currency
 transactions ....................................           --         246,677
Net increase in unrealized appreciation of
 investments during the period ...................      951,017       2,346,615
Net decrease in unrealized appreciation of
 covered call options written during
 the period ......................................           --              --
Net increase in unrealized appreciation from
 foreign currency during the period ..............           --         809,438
                                                     ----------      ----------
    Net gain on investments ......................    4,716,220       6,683,752
                                                     ----------      ----------
Net increase in net assets resulting
 from operations .................................   $4,551,038      $6,401,588
                                                     ==========      ==========


                                                        GROWTH         MID CAP       SMALL CAP        VALUE
                                                        EQUITY         GROWTH          STOCK          EQUITY
                                                         FUND           FUND            FUND           FUND
                                                   --------------- -------------- --------------- -------------
INVESTMENT INCOME
-----------------
Income:
 Dividends .......................................   $   289,700     $   46,236     $ 1,051,146    $  280,772
 Interest ........................................        83,236         25,560         469,228        38,739
                                                     -----------     ----------     -----------    ----------
    Total income .................................       372,936         71,796       1,520,374       319,511
Expenses (Notes 1 and 4):
 Management fee ..................................       417,694        107,576       1,031,061       114,279
 Distribution fee (Class A Shares) ...............        61,123         20,411         207,243        20,881
 Distribution fee (Class B Shares) ...............        42,859         11,023          49,754         4,969
 Distribution fee (Class C Shares) ...............       269,575         50,768         413,374        63,879
 Distribution fee (Eagle Shares) .................            --             --              --            --
 Shareholder servicing fees ......................        58,571         18,835         176,695        18,834
 Shareholder servicing fees (Class A Shares) .....            --             --              --            --
 Shareholder servicing fees (Class B Shares) .....            --             --              --            --
 Shareholder servicing fees (Class C Shares) .....            --             --              --            --
 Shareholder servicing fees (Eagle Shares) .......            --             --              --            --
 Professional fees ...............................        15,975         14,510          19,360        14,840
 Custodian/Fund accounting fees ..................        32,753         27,645          45,189        27,537
 Amortization of state qualification expenses.....        22,790         27,467          23,405        17,515
 Organization expenses ...........................         2,833          2,585              --         5,301
 Reports to shareholders .........................        16,789          5,751          23,215         5,753
 Trustees' fees and expenses .....................         5,094          5,067           5,094         5,094
 Other ...........................................         2,365          1,379           5,930         2,003
                                                     -----------     ----------     -----------    ----------
    Total expenses before waiver .................       948,421        293,017       2,000,320       300,885
    Fees waived by Eagle/Manager
      (Note 4) ...................................            --        (17,178)             --       (28,291)
                                                     -----------     ----------     -----------    ----------
    Total expenses after waiver ..................       948,421        275,839       2,000,320       272,594
                                                     -----------     ----------     -----------    ----------
Net investment income (loss) .....................      (575,485)      (204,043)       (479,946)       46,917
                                                     -----------     ----------     -----------    ----------
Realized and Unrealized Gain (Loss)
 on Investments
Net realized gain (loss) from investment
 transactions ....................................    11,055,593        (87,742)       (792,062)     (874,503)
Net realized gain from foreign currency
 transactions ....................................            --             --              --            --
Net increase in unrealized appreciation of
 investments during the period ...................    12,117,581      1,754,872      19,893,958     5,218,296
Net decrease in unrealized appreciation of
 covered call options written during
 the period ......................................            --             --              --      (502,915)
Net increase in unrealized appreciation from
 foreign currency during the period ..............            --             --              --            --
                                                     -----------     ----------     -----------    ----------
    Net gain on investments ......................    23,173,174      1,667,130      19,101,896     3,840,878
                                                     -----------     ----------     -----------    ----------
Net increase in net assets resulting
 from operations .................................   $22,597,689     $1,463,087     $18,621,950    $3,887,795
                                                     ===========     ==========     ===========    ==========

----------
(a) Net of $25,511 foreign withholding taxes.
(b) Net of $2 foreign withholding taxes.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             FOR THE SIX MONTH    FOR THE PERIOD
                                                                                PERIOD ENDED     AUGUST 20, 1998
                                                                               APRIL 30, 1999           TO
                                                                                (UNAUDITED)      OCTOBER 31, 1998
                                                                            =================== =================
AGGRESSIVE GROWTH FUND
----------------------
Increase in net assets:
Operations:
 Net investment loss ......................................................     $  (165,182)       $    (5,426)
 Net realized gain (loss) on investment transactions ......................       3,765,203           (202,355)
 Net increase in unrealized appreciation of investments during the period .         951,017          1,532,910
                                                                                -----------        -----------
 Net increase in net assets resulting from operations .....................       4,551,038          1,325,129
Increase in net assets from Fund share transactions (Note 2) ..............      15,063,258         17,160,048
                                                                                -----------        -----------
Increase in net assets ....................................................      19,614,296         18,485,177
Net assets, beginning of period ...........................................      18,485,177                 --
                                                                                -----------        -----------
Net assets, end of period (including accumulated net investment loss of
 $165,182 as of April 30, 1999)............................................     $38,099,473        $18,485,177
                                                                                ===========        ===========


                                                                                    FOR THE SIX MONTH
                                                                                      PERIOD ENDED         FOR THE
                                                                                     APRIL 30, 1999       YEAR ENDED
                                                                                       (UNAUDITED)     OCTOBER 31, 1998
                                                                                   ================== =================
EAGLE INTERNATIONAL EQUITY PORTFOLIO
------------------------------------
Increase in net assets:
Operations:
 Net investment loss .............................................................    $   (282,164)      $  (264,871)
 Net realized gain on investment transactions ....................................       3,281,022           234,230
 Net realized gain (loss) from foreign currency transactions .....................         246,677           (68,794)
 Net increase in unrealized appreciation of investments during the period ........       2,346,615         1,977,238
 Net increase in unrealized appreciation from foreign currency during the period .         809,438         1,412,197
                                                                                      ------------       -----------
 Net increase in net assets resulting from operations ............................       6,401,588         3,290,000
Distributions to shareholders from:
 Net investment income Class A Shares, ($0.05 per share)..........................              --           (13,340)
 Net realized gains Class A Shares, ($0.12 and $0.62 per share, respectively).....         (30,773)         (155,218)
 Net realized gains Class B Shares, ($0.12 per share) ............................          (1,581)               --
 Net realized gains Class C Shares, ($0.12 and $0.62 per share, respectively).....         (27,806)         (102,719)
 Net realized gains Eagle Shares, ($0.12 and $0.62 per share, respectively).......        (151,973)         (808,740)
Increase (decrease) in net assets from Fund share transactions (Note 2) ..........      (2,745,905)        1,913,671
                                                                                      ------------       -----------
Increase in net assets ...........................................................       3,443,550         4,123,654
Net assets, beginning of period ..................................................      45,738,577        41,614,923
                                                                                      ------------       -----------
Net assets, end of period (including undistributed net investment loss
 of $396,029 and $113,865, respectively) .........................................    $ 49,182,127       $45,738,577
                                                                                      ============       ===========


                                                                             FOR THE SIX MONTH
                                                                               PERIOD ENDED         FOR THE
                                                                              APRIL 30, 1999       YEAR ENDED
                                                                                (UNAUDITED)     OCTOBER 31, 1998
                                                                            ================== =================
GROWTH EQUITY FUND
------------------
Increase in net assets:
Operations:
 Net investment loss ......................................................    $   (575,485)     $   (480,255)
 Net realized gain (loss) on investment transactions ......................      11,055,593        (3,134,021)
 Net increase in unrealized appreciation of investments during the period .      12,117,581        13,613,823
                                                                               ------------      ------------
 Net increase in net assets resulting from operations .....................      22,597,689         9,999,547
Distribution to shareholders from:
 Net realized gains Class A Shares ($0.32 per share).......................              --          (324,394)
 Net realized gains Class C Shares ($0.32 per share) ......................              --          (263,908)
Increase in net assets from Fund share transactions (Note 2) ..............      17,157,752        32,315,932
                                                                               ------------      ------------
Increase in net assets ....................................................      39,755,441        41,727,177
Net assets, beginning of period ...........................................      84,519,779        42,792,602
                                                                               ------------      ------------
Net assets, end of period (including accumulated net investment loss
 of $575,485 as of April 30, 1999).........................................    $124,275,220      $ 84,519,779
                                                                               ============      ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 FOR THE SIX MONTH    FOR THE PERIOD
                                                                                    PERIOD ENDED     NOVEMBER 6, 1997
                                                                                   APRIL 30, 1999           TO
                                                                                    (UNAUDITED)      OCTOBER 31, 1998
                                                                                ------------------- -----------------
MID CAP GROWTH FUND
-------------------
Increase (decrease) in net assets:
Operations:
 Net investment loss ..........................................................    $   (204,043)      $   (302,320)
 Net realized loss on investment transactions .................................         (87,742)        (1,540,482)
 Net increase in unrealized appreciation of investments during the period .....       1,754,872            938,080
                                                                                   ------------       ------------
 Net increase (decrease) in net assets resulting from operations ..............       1,463,087           (904,722)
Increase (decrease) in net assets from Fund share transactions (Note 2) .......      (1,876,965)        28,733,728
                                                                                   ------------       ------------
Increase (decrease) in net assets .............................................        (413,878)        27,829,006
Net assets, beginning of period ...............................................      27,829,006                 --
                                                                                   ------------       ------------
Net assets, end of period (including accumulated net investment loss
 of $204,043 as of April 30, 1999).............................................    $ 27,415,128       $ 27,829,006
                                                                                   ============       ============


                                                                                            FOR THE SIX MONTH
                                                                                              PERIOD ENDED         FOR THE
                                                                                             APRIL 30, 1999       YEAR ENDED
                                                                                               (UNAUDITED)     OCTOBER 31, 1998
                                                                                           ================== =================
SMALL CAP STOCK FUND
--------------------
Decrease in net assets:
Operations:
 Net investment loss .....................................................................   $    (479,946)     $  (1,505,367)
 Net realized loss on investment transactions ............................................        (792,062)        (2,922,849)
 Net increase (decrease) in unrealized appreciation of investments during the period .....      19,893,958        (70,263,882)
                                                                                             -------------      -------------
 Net increase (decrease) in net assets resulting from operations .........................      18,621,950        (74,692,098)
Distributions to shareholders from:
 Net realized gains Class A Shares, ($1.73 per share).....................................              --        (13,224,158)
 Net realized gains Class C Shares, ($1.73 per share).....................................              --         (5,438,602)
Increase (decrease) in net assets from Fund share transactions (Note 2) ..................     (50,329,703)        48,086,681
                                                                                             -------------      -------------
Decrease in net assets ...................................................................     (31,707,753)       (45,268,177)
Net assets, beginning of period ..........................................................     267,081,470        312,349,647
                                                                                             -------------      -------------
Net assets, end of period (including accumulated net investment loss
 of $479,946 as of April 30, 1999)........................................................   $ 235,373,717      $ 267,081,470
                                                                                             =============      =============


                                                                                            FOR THE SIX MONTH
                                                                                              PERIOD ENDED         FOR THE
                                                                                             APRIL 30, 1999       YEAR ENDED
                                                                                               (UNAUDITED)     OCTOBER 31, 1998
                                                                                           ------------------ -----------------
VALUE EQUITY FUND
-----------------
Decrease in net assets:
Operations:
 Net investment income ...................................................................    $     46,917      $    149,444
 Net realized loss on investment transactions ............................................        (874,503)          (46,890)
 Net increase (decrease) in unrealized appreciation of investments during the period .....       4,715,381        (1,519,457)
                                                                                              ------------      ------------
 Net increase (decrease) in net assets resulting from operations .........................       3,887,795        (1,416,903)
Distributions to shareholders from:
 Net investment income Class A Shares, ($ 0.16 and $ 0.20 per share, respectively)........        (152,941)         (171,438)
 Net investment income Class B Shares, ($ 0.01 per share).................................            (752)               --
 Net investment income Class C Shares, ($ 0.01 and $ 0.05 per share, respectively)........          (9,859)          (31,101)
 Net realized gains Class A Shares, ($ 0.12 and $4.90 per share, respectively)............        (110,747)       (4,141,640)
 Net realized gains Class B Shares, ($ 0.12 per share)....................................          (6,528)               --
 Net realized gains Class C Shares, ($ 0.12 and $4.90 per share, respectively)............         (85,568)       (3,207,816)
Increase (decrease) in net assets from Fund share transactions (Note 2) ..................      (5,295,660)        4,709,907
                                                                                              ------------      ------------
Decrease in net assets ...................................................................      (1,774,260)       (4,258,991)
Net assets, beginning of period ..........................................................      32,265,416        36,524,407
                                                                                              ------------      ------------
Net assets, end of period (including undistributed net investment income
 of $12,811 and $129,446, respectively) ..................................................    $ 30,491,156      $ 32,265,416
                                                                                              ============      ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                 HERITAGE SERIES TRUST - AGGRESSIVE GROWTH FUND
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                      CLASS A SHARES*
                                                       ---------------------------------------------
                                                        FOR THE SIX MONTH
                                                           PERIOD ENDED              FOR THE
                                                          APRIL 30, 1999          PERIOD ENDED
                                                           (UNAUDITED)      OCTOBER 31, 1998/dagger/
                                                       ------------------   ------------------------
Net asset value, beginning of period .................      $  15.35                $  14.29
                                                            --------                --------
Income from Investing Operations:
 Net investment loss(a) ..............................        ( 0.07)                     --
 Net realized and unrealized gain on investments .....          3.33                    1.06
                                                            --------                --------
Total from Investment Operations .....................          3.26                    1.06
                                                            --------                --------
Net asset value, end of period .......................      $  18.61                $  15.35
                                                            ========                ========
Total Return (%)(b)(c) ...............................         21.24                    7.42
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average
  daily net assets(a)(d) .............................          1.65                    1.65
 Net investment gain (loss) to average
  daily net assets(d) ................................        ( 0.77)                   0.08
 Portfolio turnover rate(b) ..........................            97                      34
 Net assets, end of period ($ millions)...............            21                      11

                                                                      CLASS B SHARES*
                                                       ----------------------------------------------
                                                        FOR THE SIX MONTH
                                                           PERIOD ENDED              FOR THE
                                                          APRIL 30, 1999          PERIOD ENDED
                                                           (UNAUDITED)      OCTOBER 31, 1998/dagger/
                                                       ------------------   ------------------------
Net asset value, beginning of period .................      $  15.33                $  14.29
                                                            --------                --------
Income from Investing Operations:
 Net investment loss(a) ..............................        ( 0.14)                 ( 0.03)
 Net realized and unrealized gain on investments .....          3.32                    1.07
                                                            --------                --------
Total from Investment Operations .....................          3.18                    1.04
                                                            --------                --------
Net asset value, end of period .......................      $  18.51                $  15.33
                                                            ========                ========
Total Return (%)(B)(c) ...............................         20.74                    7.28
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average
  daily net assets(a)(d) .............................          2.40                    2.40
 Net investment gain (loss) to average
  daily net assets(d) ................................        ( 1.52)                 ( 0.77)
 Portfolio turnover rate(b) ..........................            97                      34
 Net assets, end of period ($ millions)...............             7                       4

                                                               CLASS C SHARES*
                                                          -------------------------
                                                                  FOR THE
                                                                PERIOD ENDED
                                                          OCTOBER 31, 1998/dagger/
                                                          -------------------------
Net asset value, beginning of period .................     $  15.33       $  14.29
                                                           --------       --------
Income from Investing Operations:
 Net investment loss(a) ..............................       ( 0.14)        ( 0.03)
 Net realized and unrealized gain on investments .....         3.32           1.07
                                                           --------       --------
Total from Investment Operations .....................         3.18           1.04
                                                           --------       --------
Net Asset Value, End of Period .......................     $  18.51       $  15.33
                                                           ========       ========
Total Return (%)(b)(c) ...............................        20.74           7.28
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average
  daily net assets(a)(d) .............................         2.40           2.40
 Net investment gain (loss) to average
  daily net assets(d) ................................       ( 1.51)        ( 0.71)
 Portfolio turnover rate(b) ..........................           97             34
 Net assets, end of period ($ millions)...............           10              3

--------------------
* Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
 /dagger/ For the period August 20, 1998 (commencement of operations) to
          October 31, 1998.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.03 and $.07 per Class A Share, respectively. The operating expense ratios including such items would have been 2.01% (annualized) and 3.64% (annualized) per Class A Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.03 and $.07 per Class B Share, respectively. The operating expense ratios including such items would have been 2.76% (annualized) and 4.39% (annualized) per Class B Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.03 and $.07 per Class C Share, respectively. The operating expense ratios including such items would have been 2.76% (annualized) and 4.39% (annualized) per Class C Share, respectively.
(b) Not annualized.
(c) Does not reflect the imposition of a sales charge.
(d) Annualized.

--------------------------------------------------------------------------------
          HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                      CLASS A SHARES*
                                        -------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED                              FOR THE YEARS ENDED
                                           APRIL 30,                                OCTOBER 31,
                                             1999             ---------------------------------------------------
                                          (UNAUDITED)            1998             1997     1996/dagger//dagger/
                                        -------------         ---------        ---------   ----------------------
Net asset value, beginning of
 period ...........................     $     25.43           $   23.97        $   22.25        $    21.11
                                        -----------           ---------        ---------       -----------
Income from Investment
 Operations:
 Net investment income
  (loss)(a) .......................          ( 0.08)             ( 0.01)            0.05              0.10
 Net realized and unrealized
  gain on investments .............            3.78                2.14             2.28              1.04
                                        -----------           ---------        ---------       -----------
 Total from Investment
  Operations ......................            3.70                2.13             2.33              1.14
                                        -----------           ---------        ---------       -----------
Less Distributions:
 Dividends from net
  investment income ...............              --              ( 0.05)          ( 0.44)               --
 Distributions from net
  realized gains ..................          ( 0.12)             ( 0.62)          ( 0.17)               --
                                        -----------           ---------        ---------       -----------
 Total Distributions ..............          ( 0.12)             ( 0.67)          ( 0.61)               --
                                        -----------           ---------        ---------       -----------
Net asset value, end
 of period ........................     $     29.01           $   25.43        $   23.97        $    22.25
                                        ===========           =========        =========       ===========
Total Return(%)(b) ................           14.57 (c)(f)         9.04 (d)        10.71 (d)          5.40 (c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to
  average daily net assets(a)......            1.97 (e)            1.97             1.97              1.97 (e)
 Net investment income (loss)
  to average daily net assets .....          ( 0.61)(e)          ( 0.02)            0.22              0.44 (e)
 Portfolio turnover rate ..........              41 (c)              71               50                59
 Net assets, end of period
  ($ millions).....................               7                   7                6                 3


                                                      CLASS B SHARES*
                                        -------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED
                                           APRIL 30,
                                             1999
                                          (UNAUDITED)   1998/dagger//dagger//dagger/
                                        -------------   ---------------------------
Net asset value, beginning of
 period ...........................     $     25.03           $   23.95
                                        -----------           ---------
Income from Investment
 Operations:
 Net investment income
  (loss)(a) .......................          ( 0.17)             ( 0.16)
 Net realized and unrealized
  gain on investments .............            3.71                1.24
                                        -----------           ---------
 Total from Investment
  Operations ......................            3.54                1.08
                                        -----------           ---------
Less Distributions:
 Dividends from net
  investment income ...............              --                  --
 Distributions from net
  realized gains ..................          ( 0.12)                 --
                                        -----------           ---------
 Total Distributions ..............          ( 0.12)                 --
                                        -----------           ---------
Net asset value, end
 of period ........................     $     28.45           $   25.03
                                        ===========           =========
Total Return(%)(b) ................           14.07 (c)(f)         4.51 (c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to
  average daily net assets(a)......            2.72 (e)            2.72 (e)
 Net investment income (loss)
  to average daily net assets .....          ( 1.32)(e)          ( 0.71)(e)
 Portfolio turnover rate ..........              41 (c)              71
 Net assets, end of period
  ($ millions).....................            0.4                 0.2

                                                                  CLASS C SHARES*
                                        -----------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED                              FOR THE YEARS ENDED
                                           APRIL 30,                                OCTOBER 31,
                                             1999             -------------------------------------------------
                                          (UNAUDITED)           1998             1997      1996/dagger//dagger/
                                        -------------         ---------        ---------    -------------------

Net asset value, beginning of
 period ...........................     $     25.03           $   23.73        $   22.12        $    21.11
                                        -----------           ---------        ---------       -----------
Income from Investment
 Operations:
 Net investment income
  (loss)(a) .......................          ( 0.18)             ( 0.20)          ( 0.13)           ( 0.07)
 Net realized and unrealized
  gain on investments .............            3.72                2.12             2.25              1.08
                                        -----------           ---------        ---------       -----------
 Total from Investment
  Operations ......................            3.54                1.92             2.12              1.01
                                        -----------           ---------        ---------       -----------
Less Distributions:
 Dividends from net
  investment income ...............              --                  --           ( 0.34)               --
 Distributions from net
  realized gains ..................          ( 0.12)             ( 0.62)          ( 0.17)               --
                                        -----------           ---------        ---------       -----------
 Total Distributions ..............          ( 0.12)             ( 0.62)          ( 0.51)               --
                                        -----------           ---------        ---------       -----------
Net asset value, end
 of period ........................     $     28.45           $   25.03        $   23.73        $    22.12
                                        ===========           =========        =========       ===========
Total Return(%)(b) ................           14.11 (c)(f)         8.24 (d)         9.79 (d)          4.78 (c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to
  average daily net assets(a)......            2.72 (e)            2.72             2.72              2.72 (e)
 Net investment income (loss)
  to average daily net assets .....          ( 1.35)(e)          ( 0.79)          ( 0.52)           ( 0.32)(e)
 Portfolio turnover rate ..........              41 (c)              71               50                59
 Net assets, end of period
  ($ millions).....................               7                   6                4                 1

                                                                         EAGLE SHARES*
                                        --------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED                                FOR THE YEARS ENDED
                                           APRIL 30,                                  OCTOBER 31,
                                             1999             ----------------------------------------------------------
                                          (UNAUDITED)            1998            1997          1996        1995/dagger/
                                        -------------         ---------        ---------      --------     ------------
Net asset value, beginning of
 period ...........................     $     25.17           $   23.83        $   22.14      $  20.79      $      20.00
                                        -----------           ---------        ---------      --------     -------------
Income from Investment
 Operations:
 Net investment income
  (loss)(a) .......................          ( 0.17)             ( 0.17)          ( 0.11)       ( 0.01)           ( 0.03)
 Net realized and unrealized
  gain on investments .............            3.74                2.13             2.28          1.84              0.82
                                        -----------           ---------        ---------      --------     -------------
 Total from Investment
  Operations ......................            3.57                1.96             2.17          1.83              0.79
                                        -----------           ---------        ---------      --------     -------------
Less Distributions:
 Dividends from net
  investment income ...............              --                  --           ( 0.31)       ( 0.01)               --
 Distributions from net
  realized gains ..................          ( 0.12)             ( 0.62)          ( 0.17)       ( 0.47)               --
                                        -----------           ---------        ---------      --------     -------------
 Total Distributions ..............          ( 0.12)             ( 0.62)          ( 0.48)       ( 0.48)               --
                                        -----------           ---------        ---------      --------     -------------
Net asset value, end
 of period ........................     $     28.62           $   25.17        $   23.83      $  22.14      $      20.79
                                        ===========           =========        =========      ========     =============
Total Return(%)(b) ................           14.15 (c)(f)         8.38 (d)         9.98 (d)      8.93              3.95 (c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to
  average daily net assets(a)......            2.60 (e)            2.60             2.60          2.60              2.60 (e)
 Net investment income (loss)
  to average daily net assets .....          ( 1.26)(e)          ( 0.67)          ( 0.47)       ( 0.02)           ( 0.33)(e)
 Portfolio turnover rate ..........              41 (c)              71               50            59                61
 Net assets, end of period
  ($ millions).....................              34                  33               32            22                10

-------
 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
 /dagger/ For the period May 1, 1995 (commencement of operations) to October 31,
          1995.
 /dagger//dagger/ For the period December 27, 1995 (commencement of Class A and
                  Class C Shares) to October 31, 1996.
/dagger//dagger//dagger/ For the period January 2, 1998 (commencement of Class
                         B Shares) to October 31, 1998.
(a) Excludes management fees waived by Eagle in the amount of $.01, $.03, $.06 and $.16 per Class A Share, respectively. The operating expense ratio including such items would have been 2.04% (annualized), 2.08%, 2.23% and 2.69% (annualized) for Class A Shares, respectively. Excludes management fees waived by the Eagle in the amount of $.01, $.03 per Class B Share, respectively. The operating expense ratio including such items would have been 2.79% (annualized) and 2.83 (annualized) for Class B Shares, respectively. Excludes management fees waived by the Eagle in the amount of $.01, $.03, $.06, and $.16 per Class C Share, respectively. The operating expense ratio including such items would have been 2.79% (annualized), 2.83%, 2.98% and 3.44% (annualized) for Class C Shares, respectively. Excludes management fees waived and expenses reimbursed by the Eagle in the amount of $.01, $.03, $.06, $.16 and $.17 per Eagle
    Share, respectively. The operating expense ratios including such items would have been 2.67% (annualized), 2.71%, 2.86%, 3.31% and 5.09%
    (annualized) for Eagle Shares, respectively.
(b) Calculated without the imposition of a sales charge.
(c) Not annualized.
(d) These returns are calculated based on the published net asset value at October 31, 1997.
(e) Annualized.
(f) These returns are calculated based on the published net asset value at April 30, 1999.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           CLASS A SHARES*
                                                       ------------------------------------------------------
                                                           FOR THE
                                                          SIX MONTH
                                                            PERIOD
                                                            ENDED                FOR THE YEARS ENDED
                                                          APRIL 30,                  OCTOBER 31,
                                                             1999      --------------------------------------
                                                         (UNAUDITED)       1998        1997      1996/dagger/
                                                       -------------   ----------  ----------  -------------
Net asset value, beginning of period .................    $  28.82      $  23.77    $  17.74      $   14.29
                                                          --------      --------    --------      ---------
Income from Investment Operations:
 Net investment loss(a) ..............................      ( 0.10)       ( 0.11)     ( 0.07)        ( 0.03)
 Net realized and unrealized gain
  on investments .....................................        7.28          5.48        6.10           3.48
                                                          --------      --------    --------      ---------
Total from Investment Operations .....................        7.18          5.37        6.03           3.45
                                                          --------      --------    --------      ---------
Less Distributions:
 Distributions from net realized gains ...............          --        ( 0.32)         --             --
                                                          --------      --------    --------      ---------
Net asset value,
 end of period .......................................    $  36.00      $  28.82    $  23.77      $   17.74
                                                          ========      ========    ========      =========
Total Return (%)(b) ..................................    $  24.91(c)      22.84       33.99          24.14 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a) ......................................        1.28 (d)      1.38        1.61           1.65 (d)
 Net investment loss to average daily net assets .....      ( 0.61)(d)    ( 0.40)     ( 0.35)        ( 0.19)(d)
 Portfolio turnover rate .............................          40 (c)        54          50             23
 Net assets, end of period ($ millions)...............          54            40          24             12

                                                                  CLASS B SHARES*
                                                       --------------------------------------
                                                            FOR THE
                                                           SIX MONTH
                                                            PERIOD
                                                             ENDED
                                                           APRIL 30,
                                                             1999
                                                          (UNAUDITED)    1998/dagger//dagger/
                                                       ----------------  -------------------
Net asset value, beginning of period .................    $   28.18          $   24.33
                                                          ---------          ---------
Income from Investment Operations:
 Net investment loss(a) ..............................       ( 0.23)            ( 0.23)
 Net realized and unrealized gain
  on investments .....................................         7.13               4.08
                                                          ---------          ---------
Total from Investment Operations .....................         6.90               3.85
                                                          ---------          ---------
Less Distributions:
 Distributions from net realized gains ...............           --                 --
                                                          ---------          ---------
Net asset value,
 end of period .......................................    $   35.08          $   28.18
                                                          =========          =========
Total Return (%)(b) ..................................        24.49 (c)          15.82 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a) ......................................         2.03 (d)           2.11 (d)
 Net investment loss to average daily net assets .....       ( 1.37)(d)         ( 1.10)(d)
 Portfolio turnover rate .............................           40 (c)             54
 Net assets, end of period ($ millions)...............           11                  5

                                                                            CLASS C SHARES*
                                                       ------------------------------------------------------
                                                            FOR THE
                                                           SIX MONTH
                                                            PERIOD
                                                             ENDED                FOR THE YEARS ENDED
                                                           APRIL 30,                  OCTOBER 31,
                                                             1999       --------------------------------------
                                                          (UNAUDITED)       1998        1997      1996/dagger/
                                                         ------------   ---------   ----------  -------------
Net asset value, beginning of period .................    $   28.18      $  23.42    $  17.61      $   14.29
                                                          ---------      --------    --------      ---------
Income from Investment Operations:
 Net investment loss(a) ..............................       ( 0.23)       ( 0.31)     ( 0.24)        ( 0.15)
 Net realized and unrealized gain
  on investments .....................................         7.12          5.39        6.05           3.47
                                                          ---------      --------    --------      ---------
Total from Investment Operations .....................         6.89          5.08        5.81           3.32
                                                          ---------      --------    --------      ---------
Less Distributions:
 Distributions from net realized gains ...............           --        ( 0.32)         --             --
                                                          ---------      --------    --------      ---------
Net asset value,
 end of period .......................................    $   35.07      $  28.18    $  23.42      $   17.61
                                                          =========      ========    ========      =========
Total Return (%)(b) ..................................        24.45 (c)     21.93       32.99          23.23 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a) ......................................         2.03 (d)      2.13        2.36           2.40 (d)
 Net investment loss to average daily net assets .....       ( 1.36)(d)    ( 1.15)     ( 1.14)        ( 0.96)(d)
 Portfolio turnover rate .............................           40 (c)        54          50             23
 Net assets, end of period ($ millions)...............           59            39          18              5

-------
* Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
/dagger/ For the period November 16, 1995 (commencement of operations) to
         October 31, 1996.
/dagger//dagger/ For the period January 2, 1998 (commencement of Class B
                 Shares) to October 31, 1998.
(a) Excludes management fees waived and expensed reimbursed by the Manager in the amount of $.11 per share for the period ended October 31, 1996. The operating expense ratios including such items would have been 2.39% (annualized) for Class A Shares and 3.14% (annualized) for Class C Shares, respectively. The year ended October 31, 1997 includes recovery of previously waived management fees paid to the manager of $.01 per share. The operating expense ratios excluding such items would have been 1.54% for Class A Shares and 2.29% for Class C Shares.
(b) Does not reflect the imposition of a sales charge.
(c) Not annualized.
(d) Annualized.

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - MID CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                            CLASS A SHARES*
                                                             ------------------------------------------
                                                              FOR THE SIX MONTH
                                                                 PERIOD ENDED              FOR THE
                                                                APRIL 30, 1999          PERIOD ENDED
                                                                 (UNAUDITED)      OCTOBER 31, 1998/dagger/
                                                             -------------------  ------------------------
Net asset value, beginning of period .......................      $  14.28                $  14.29
                                                                  --------                --------
Income from Investment Operations:
 Net investment loss(a) ....................................        ( 0.08)                 ( 0.15)
 Net realized and unrealized gain (loss) on investments.....          0.88                    0.14
                                                                  --------                --------
Total from Investment Operations ...........................          0.80                  ( 0.01)
                                                                  --------                --------
Net asset value, end of period .............................      $  15.08                $  14.28
                                                                  ========                ========
Total Return (%)(b)(c) .....................................          5.60                  ( 0.07)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a)(d) .........................................          1.60                    1.60
 Net investment loss to average daily net assets(d) ........        ( 1.10)                 ( 0.99)
 Portfolio turnover rate(b) ................................           103                     129
 Net assets, end of period ($ millions).....................            15                      16

                                                                                CLASS B SHARES*
                                                             ------------------------------------------------------
                                                              FOR THE SIX MONTH
                                                                 PERIOD ENDED                  FOR THE
                                                                APRIL 30, 1999              PERIOD ENDED
                                                                 (UNAUDITED)      OCTOBER 31, 1998/dagger//dagger/
                                                             -------------------  --------------------------------
Net asset value, beginning of period .......................      $  14.17                    $  14.42
                                                                  --------                    --------
Income from Investment Operations:
 Net investment loss(a) ....................................        ( 0.14)                     ( 0.23)
 Net realized and unrealized gain (loss) on investments.....          0.88                      ( 0.02)
                                                                  --------                    --------
Total from Investment Operations ...........................          0.74                      ( 0.25)
                                                                  --------                    --------
Net asset value, end of period .............................      $  14.91                    $  14.17
                                                                  ========                    ========
Total Return (%)(b)(c) .....................................          5.22                      ( 1.73)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a)(d) .........................................          2.35                        2.35
 Net investment loss to average daily net assets(d) ........        ( 1.85)                     ( 1.85)
 Portfolio turnover rate(b) ................................           103                         129
 Net assets, end of period ($ millions).....................             2                           2

                                                                           CLASS C SHARES*
                                                              -------------------------------------------
                                                              FOR THE SIX MONTH
                                                                PERIOD ENDED             FOR THE
                                                               APRIL 30, 1999          PERIOD ENDED
                                                                 (UNAUDITED)     OCTOBER 31, 1998/dagger/
                                                             ------------------  ------------------------
Net asset value, beginning of period .......................      $  14.18              $  14.29
                                                                  --------              --------
Income from Investment Operations:
 Net investment loss(a) ....................................        ( 0.14)               ( 0.25)
 Net realized and unrealized gain (loss) on investments.....          0.88                  0.14
                                                                  --------              --------
Total from Investment Operations ...........................          0.74                ( 0.11)
                                                                  --------              --------
Net asset value, end of period .............................      $  14.92              $  14.18
                                                                  ========              ========
Total Return (%)(b)(c) .....................................          5.22                ( 0.77)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a)(d) .........................................          2.35                  2.35
 Net investment loss to average daily net assets(d) ........        ( 1.85)               ( 1.75)
 Portfolio turnover rate(b) ................................           103                   129
 Net assets, end of period ($ millions).....................            10                     9

------------
* Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
/dagger/ For the period November 6, 1997 (commencement of operations) to
         October 31, 1998.
/dagger//dagger/ For the period January 2, 1998 (commencement of Class B
                 Shares) to October 31, 1998.
(a) Excludes management fees waived by the Manager in the amount of $.01 and $.03 per Class A Share, respectively. The operating expense ratios including such items would have been 1.72% (annualized) and 1.86% (annualized) per Class A Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01 and $.03 per Class B Share, respectively. The operating expense ratios including such items would have been 2.47% (annualized) and 2.61% (annualized) per Class B Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01 and $.03 per Class C Share, respectively. The operating expense ratios including such items would have been 2.47% (annualized) and 2.61% (annualized) per Class C Share, respectively.
(b) Not annualized.
(c) Does not reflect the imposition of a sales charge.
(d) Annualized.

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                   CLASS A SHARES
                                    -----------------------------------------------------------------------------
                                         FOR THE
                                        SIX MONTH                         FOR THE YEARS ENDED
                                       PERIOD ENDED                           OCTOBER 31,
                                     APRIL 30, 1999*  -----------------------------------------------------------
                                       (UNAUDITED)       1998*       1997*       1996*        1995        1994
                                    ----------------- ----------- ----------- ----------  ---------   -----------
Net asset value, beginning
 of period ........................    $    22.62      $   30.39   $  24.08    $  18.86    $  16.20    $  15.57
                                       ----------      ---------   --------    --------    --------    --------
Income from Investment
 Operations:
 Net investment
  income (loss)(a) ................        ( 0.01)        ( 0.06)    ( 0.02)     ( 0.05)       0.02      ( 0.01)
 Net realized and unrealized
  gain (loss) on investments ......          1.77         ( 5.98)      8.21        6.12        3.62        0.64
                                       ----------      ---------   --------    --------    --------    --------
 Total from Investment
  Operations ......................          1.76         ( 6.04)      8.19        6.07        3.64        0.63
                                       ----------      ---------   --------    --------    --------    --------
Less Distributions:
 Dividends from net
  investment income ...............            --             --         --      ( 0.01)     ( 0.01)         --
 Distributions from net
  realized gains ..................            --         ( 1.73)    ( 1.88)     ( 0.84)     ( 0.97)         --
                                       ----------      ---------   --------    --------    --------    --------
 Total Distributions ..............            --         ( 1.73)    ( 1.88)     ( 0.85)     ( 0.98)         --
                                       ----------      ---------   --------    --------    --------    --------
Net asset value, end
 of period ........................    $    24.38      $   22.62   $  30.39    $  24.08    $  18.86    $  16.20
                                       ==========      =========   ========    ========    ========    ========
Total Return(%)(b) ................          7.78  c)     (20.96)     36.68       33.18       23.97        4.05
Ratios (%)/Supplemental Data:
 Operating expenses, net, to
  average daily net assets(a) .....          1.28 (d)       1.22       1.25        1.41        1.88        1.91
 Net investment income (loss)
  to average daily net assets .....        ( 0.10)(d)     ( 0.22)    ( 0.09)     ( 0.21)       0.15      ( 0.07)
 Portfolio turnover rate ..........            20 (c)         52         54          80          89          95
 Net assets, end of period
  ($ millions).....................           150            174        222          96          57          42

                                               CLASS B SHARES*
                                    --------------------------------------
                                         FOR THE
                                        SIX MONTH
                                      PERIOD ENDED
                                     APRIL 30, 1999
                                       (UNAUDITED)    1998/dagger//dagger/
                                    ---------------   --------------------
Net asset value, beginning
 of period ........................   $    22.00          $    27.98
                                      ----------          ----------
Income from Investment
 Operations:
 Net investment
  income (loss)(a) ................       ( 0.10)             ( 0.20)
 Net realized and unrealized
  gain (loss) on investments ......         1.73              ( 5.78)
                                      ----------          ----------
 Total from Investment
  Operations ......................         1.63              ( 5.98)
                                      ----------          ----------
Less Distributions:
 Dividends from net
  investment income ...............           --                  --
 Distributions from net
  realized gains ..................           --                  --
                                      ----------          ----------
 Total Distributions ..............           --                  --
                                      ----------          ----------
Net asset value, end
 of period ........................   $    23.63          $    22.00
                                      ==========          ==========
Total Return(%)(b) ................         7.41  (c)         (21.37)(c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to
  average daily net assets(a) .....         2.03  (d)           1.98 (d)
 Net investment income (loss)
  to average daily net assets .....       ( 0.87) (d)         ( 0.93)(d)
 Portfolio turnover rate ..........           20  (c)             52
 Net assets, end of period
  ($ millions).....................           10                   9

                                                               CLASS C SHARES
                                    ---------------------------------------------------------------------
                                         FOR THE
                                        SIX MONTH                    FOR THE YEARS ENDED
                                      PERIOD ENDED                       OCTOBER 31,
                                     APRIL 30, 1999* ----------------------------------------------------
                                       (UNAUDITED)      1998*       1997*       1996*      1995/dagger/
                                    ----------------  ---------- ----------  ----------  ----------------
Net asset value, beginning
 of period ........................    $   22.01      $   29.83   $  23.84    $  18.79      $   15.67
                                       ---------      ---------   --------    --------      ---------
Income from Investment
 Operations:
 Net investment
  income (loss)(a) ................       ( 0.10)        ( 0.26)    ( 0.23)     ( 0.22)        ( 0.02)
 Net realized and unrealized
  gain (loss) on investments ......         1.73         ( 5.83)      8.10        6.11           3.14
                                       ---------      ---------   --------    --------      ---------
 Total from Investment
  Operations ......................         1.63         ( 6.09)      7.87        5.89           3.12
                                       ---------      ---------   --------    --------      ---------
Less Distributions:
 Dividends from net
  investment income ...............           --             --         --          --             --
 Distributions from net
  realized gains ..................           --         ( 1.73)    ( 1.88)     ( 0.84)            --
                                       ---------      ---------   --------    --------      ---------
 Total Distributions ..............           --         ( 1.73)    ( 1.88)     ( 0.84)            --
                                       ---------      ---------   --------    --------      ---------
Net asset value, end
 of period ........................    $   23.64      $   22.01   $  29.83    $  23.84      $   18.79
                                       =========      =========   ========    ========      =========
Total Return(%)(b) ................         7.41 (c)     (21.55)     35.63       32.22          19.91 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to
  average daily net assets(a) .....         2.03 (d)       1.97       2.00        2.13           2.36 (d)
 Net investment income (loss)
  to average daily net assets .....       ( 0.85)(d)     ( 0.96)    ( 0.85)     ( 0.94)        ( 0.46)(d)
 Portfolio turnover rate ..........           20 (c)         52         54          80             89
 Net assets, end of period
  ($ millions).....................           76             84         90          25              4

-----------
 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
 /dagger/ For the period April 3, 1995 (commencement of Class C Shares) to
          October 31, 1995.
 /dagger//dagger/ For the period January 2, 1998 (commencement of Class B
                  Shares) to October 31, 1998.
(a) The year ended October 31, 1994 includes recovery of previously waived management fees paid to the manager of less than $.01 per share.
(b) Does not reflect the imposition of sales charge.
(c) Not annualized.
(d) Annualized.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - VALUE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                           CLASS A SHARES*
                                                ---------------------------------------------------------------------
                                                     FOR THE
                                                    SIX MONTH
                                                     PERIOD
                                                      ENDED                      FOR THE YEARS ENDED
                                                    APRIL 30,                        OCTOBER 31,
                                                      1999       ----------------------------------------------------
                                                   (UNAUDITED)       1998        1997        1996      1995/dagger/
                                                ---------------- ----------  ----------  ----------  ----------------
Net asset value, beginning of period ..........    $   18.56      $  24.27    $  20.27    $  18.00      $   14.29
                                                   ---------      --------    --------    --------      ---------
Inome from Investment Operations:
 Net investment income(loss)(a) ...............         0.06          0.15        0.22        0.17           0.08
 Net realized and unrealized gain (loss) on
  investments .................................         2.55        ( 0.76)       5.23        2.76           3.63
                                                   ---------      --------    --------    --------      ---------
 Total from Investment Operations .............         2.61        ( 0.61)       5.45        2.93           3.71
                                                   ---------      --------    --------    --------      ---------
Less Distributions:
 Dividends from net investment income .........       ( 0.16)       ( 0.20)     ( 0.15)     ( 0.11)            --
 Distributions from net realized gains ........       ( 0.12)       ( 4.90)     ( 1.30)     ( 0.55)            --
                                                   ---------      --------    --------    --------      ---------
 Total Distributions ..........................       ( 0.28)       ( 5.10)     ( 1.45)     ( 0.66)            --
                                                   ---------      --------    --------    --------      ---------
Net asset value, end
 of period ....................................    $   20.89      $  18.56    $  24.27    $  20.27      $   18.00
                                                   =========      ========    ========    ========      =========
Total Return(%)(b) ............................        14.24 (c)    ( 3.52)      28.69       16.59          25.96 (c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a) ...............................         1.45 (d)      1.45        1.61        1.65           1.65 (d)
 Net investment income to average daily
  net assets ..................................         0.65 (d)      0.74        0.96        0.89           1.05 (d)
 Portfolio turnover rate ......................           49 (c)       132         155         129             82
 Net assets, end of period ($ millions)........           17            18          19          15             12

                                                                CLASS B SHARES*
                                                ------------------------------------------------
                                                      FOR THE
                                                     SIX MONTH
                                                      PERIOD
                                                       ENDED
                                                     APRIL 30,
                                                       1999
                                                    (UNAUDITED)     1998/dagger//dagger//dagger/
                                                ----------------    ----------------------------
Net asset value, beginning of period ..........    $    18.29               $   19.60
                                                   ----------               ---------
Inome from Investment Operations:
 Net investment income(loss)(a) ...............        ( 0.01)                   0.02
 Net realized and unrealized gain (loss) on
  investments .................................          2.52                  ( 1.33)
                                                   ----------               ---------
 Total from Investment Operations .............          2.51                  ( 1.31)
                                                   ----------               ---------
Less Distributions:
 Dividends from net investment income .........        ( 0.01)                     --
 Distributions from net realized gains ........        ( 0.12)                     --
                                                   ----------               ---------
 Total Distributions ..........................        ( 0.13)                     --
                                                   ----------               ---------
Net asset value, end
 of period ....................................    $    20.67               $   18.29
                                                   ==========               =========
Total Return(%)(b) ............................         13.81 (c)              ( 6.68)(c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a) ...............................          2.20 (d)                2.20 (d)
 Net investment income to average daily
  net assets ..................................        ( 0.13) (d)             ( 0.15)(d)
 Portfolio turnover rate ......................            49 (c)                 132
 Net assets, end of period ($ millions)........             1                       1

                                                                                 CLASS C SHARES*
                                                ---------------------------------------------------------------------------------
                                                     FOR THE
                                                    SIX MONTH
                                                     PERIOD
                                                      ENDED                            FOR THE YEARS ENDED
                                                    APRIL 30,                              OCTOBER 31,
                                                      1999       ----------------------------------------------------------------
                                                   (UNAUDITED)          1998            1997        1996     1995/dagger//dagger/
                                                ---------------- ---------------    ----------- ----------  ---------------------
Net asset value, beginning of period ..........    $   18.28        $    23.98       $  20.06    $  17.92        $   15.27
                                                   ---------        ----------       --------    --------        ---------
Inome from Investment Operations:
 Net investment income(loss)(a) ...............       ( 0.01)             0.00           0.05        0.02             0.01
 Net realized and unrealized gain (loss) on
  investments .................................         2.52            ( 0.75)          5.20        2.74             2.64
                                                   ---------        ----------       --------    --------        ---------
 Total from Investment Operations .............         2.51            ( 0.75)          5.25        2.76             2.65
                                                   ---------        ----------       --------    --------        ---------
Less Distributions:
 Dividends from net investment income .........       ( 0.01)           ( 0.05)        ( 0.03)     ( 0.07)              --
 Distributions from net realized gains ........       ( 0.12)           ( 4.90)        ( 1.30)     ( 0.55)              --
                                                   ---------        ----------       --------    --------        ---------
 Total Distributions ..........................       ( 0.13)           ( 4.95)        ( 1.33)     ( 0.62)              --
                                                   ---------        ----------       --------    --------        ---------
Net asset value, end
 of period ....................................    $   20.66        $    18.28       $  23.98    $  20.06        $   17.92
                                                   =========        ==========       ========    ========        =========
Total Return(%)(b) ............................        13.82 (c)        ( 4.27) (c)     27.79       15.65            17.35 (c)
Ratios (%)/ Supplemental Data:
 Operating expenses, net, to average daily
  net assets(a) ...............................         2.20 (d)          2.20           2.36        2.40             2.40 (d)
 Net investment income to average daily
  net assets ..................................       ( 0.10)(d)        ( 0.01)          0.21        0.13             0.28 (d)
 Portfolio turnover rate ......................           49 (c)           132            155         129               82
 Net assets, end of period ($ millions)........           12                14             13          10                4

-------
 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since the use of the undistributed income method does not correspond with results of operations.
 /dagger/ For the period December 30, 1994 (commencement of operations) to
          October 31, 1995.
 /dagger//dagger/ For the period April 3, 1995 (commencement of Class C Shares)
                   to October 31, 1995.
/dagger//dagger//dagger/ For the period January 2, 1998 (commencement of Class
                         B Shares) to October 31, 1998.
(a) Excludes management fees waived by the Manager in the amount of $.02 per Class A Shares, $.02 per Class B Shares and $.02 per Class C Shares for the six month period ended April 30, 1999. The operating expense ratios including such items would have been 1.64% (annualized), 2.39% (annualized) and 2.39% (annualized) for Class A, Class B and Class C, respectively. Excludes management fees waived by the Manager in the amount of $.03 per Class A Shares, $.02 per Class B Shares and $1.03 per Class C Shares for the year ended October 31, 1998. The operating expense ratios including such items would have been 1.58%, 2.33% (annualized) and 2.33% for Class A, Class B and Class C, respectively. The year ended October 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.02 per Class A and Class C Shares. The operating expense ratio excluding such items would have been 1.53% and 2.28% for Class A and Class C Shares, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07 and $.13 per Class A Shares, for the two years ended October 31, 1996. The operating expense ratios including such items would have been 1.99% and 3.49% (annualized) for Class A Shares for the two years ended October 31, 1996. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07 and $.13 per Class C Shares, for the two years ended October 31, 1996. The operating expense ratio including such items would have been 2.74% and 4.24% (annualized) for Class C Shares for the two years ended October 31, 1996.
(b) Does not reflect the imposition of a sales charge.
(c) Not annualized.
(d) Annualized.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in six series, the Aggressive Growth Fund, Eagle International Equity Portfolio, the Growth Equity Fund, the Mid Cap Growth Fund, the Small Cap Stock Fund, and the Value Equity Fund (each, a "Fund" and collectively, the "Funds"). The Aggressive Growth Fund primarily seeks long-term capital appreciation by investing in equity securities of companies that may have significant growth potential. The Eagle International Equity Portfolio primarily seeks capital appreciation through investments in a portfolio of international equity securities. The Growth Equity Fund primarily seeks growth through long-term capital appreciation. The Mid Cap Growth Fund primarily seeks long-term appreciation by investing primarily in equity securities of companies with medium capitalization that are believed to have above average growth potential. The Small Cap Stock Fund seeks long-term capital appreciation by investing principally in the equity securities of companies with small market capitalization. The Value Equity Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income. The Funds currently offer Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The Eagle International Equity Portfolio also issues Eagle Class Shares, which are subject to certain minimum investment requirements and are sold without any sales charge. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        SECURITY VALUATION: Each Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Eagle International Equity Portfolio calculates its daily net asset value per share. Although the Eagle International Equity Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

        FOREIGN CURRENCY TRANSACTIONS: The books and records of the Eagle International Equity Portfolio are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Eagle International Equity Portfolio does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        FORWARD FOREIGN CURRENCY CONTRACTS: The Eagle International Equity Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Eagle International Equity Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

        REPURCHASE AGREEMENTS: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount to at least 100% of the resale price.

        FEDERAL INCOME TAXES: Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. A Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        DISTRIBUTION OF NET REALIZED GAINS: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        OPTION ACCOUNTING PRINCIPLES: When a Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is based on the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that a Fund has written either expires on its stipulated expiration date, or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

        EXPENSES: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Trust. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholders service fees with respect to Eagle International Equity Portfolio, are charged directly to that class.

        ORGANIZATION EXPENSES: Expenses incurred in connection with the formation of each Fund, except the Aggressive Growth Fund, were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations for the respective Funds. The Small Cap Stock Fund organization expenses have been amortized completely. Subsequent to June 30, 1998, organization costs of approximately $49,000 in the Aggressive Growth Fund were absorbed by Heritage Asset Management, Inc.

        CAPITAL ACCOUNTS: Each Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At April 30, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized.

        AGGRESSIVE GROWTH FUND
        ----------------------

        Transactions in the Class A, B and C Shares of the Fund during six month period ended April 30, 1999 were as follows:


FOR THE PERIOD ENDED APRIL 30, 1999             A SHARES                     B SHARES                   C SHARES
(UNAUDITED)                           ----------------------------- -------------------------- --------------------------
                                          SHARES         AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
                                      ------------- -------------   -----------  ------------  -----------  -------------
     Shares sold ....................     538,375    $  9,635,489      176,241    $3,092,182      356,855    $6,306,014
     Shares redeemed ................    (149,700)     (2,654,971)     (30,186)     (541,511)     (43,652)     (773,945)
                                         --------    ------------      -------    ----------      -------    ----------
     Net increase ...................     388,675    $  6,980,518      146,055    $2,550,671      313,203    $5,532,069
                                                     ============                 ==========                 ==========
     Shares outstanding:
      Beginning of period ...........     730,201                      252,637                    221,820
                                         --------                      -------                    -------
      End of period .................   1,118,876                      398,692                    535,023
                                        =========                      =======                    =======

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     AGGRESSIVE GROWTH FUND (CONTINUED)
     ---------------------------------

     Transactions in the Class A, B and C Shares of the Fund during the period August 20, 1998 (commencement of operations) to October 31, 1998, were as follows:


                                                 A SHARES                   B SHARES                  C SHARES
FOR THE PERIOD ENDED OCTOBER 31, 1998   --------------------------- ------------------------- -------------------------
                                           SHARES        AMOUNT        SHARES      AMOUNT       SHARES        AMOUNT
                                        -----------  ------------   ----------  -----------   ----------  -------------
     Shares sold ......................    758,002    $10,793,788     254,153    $3,604,086     224,375    $3,201,056
     Shares redeemed ..................    (27,801)      (380,444)     (1,516)      (22,060)     (2,555)      (36,378)
                                           -------    -----------     -------    ----------     -------    ----------
     Net increase .....................    730,201    $10,413,344     252,637    $3,582,026     221,820    $3,164,678
                                                      ===========                ==========                ==========
     Shares outstanding:
      Beginning of period .............         --                         --                        --
                                           -------                    -------                   -------
      End of period ...................    730,201                    252,637                   221,820
                                           =======                    =======                   =======

     EAGLE INTERNATIONAL EQUITY PORTFOLIO
     ------------------------------------

     Transactions in Class A, B, C and Eagle Shares of the Fund during the six month period ended April 30, 1999, were as follows:


FOR THE PERIOD ENDED APRIL 30, 1999              A SHARES                 B SHARES
(UNAUDITED)                             -------------------------- -----------------------
                                           SHARES        AMOUNT       SHARES      AMOUNT
                                        ------------ ------------- ----------- -----------
     Shares sold ......................     13,972    $  382,554       7,150    $ 190,623
     Shares issued on reinvestment
       of distributions ...............      1,024        28,582          58        1,581
     Shares redeemed ..................    (25,325)     (686,411)     (2,026)     (58,788)
                                           -------    ----------      ------    ---------
     Net increase (decrease) ..........    (10,329)   $ (275,275)      5,182    $ 138,416
                                                      ==========                =========
     Shares outstanding:
      Beginning of period .............    268,138                     9,348
                                           -------                    ------
      End of period ...................    257,809                    14,530
                                           =======                    ======


FOR THE PERIOD ENDED APRIL 30, 1999              C SHARES                  EAGLE SHARES
(UNAUDITED)                             -------------------------- -----------------------------
                                           SHARES        AMOUNT        SHARES         AMOUNT
                                        -----------  ------------  ------------  ---------------
     Shares sold ......................     29,962    $   810,481       44,313    $  1,203,429
     Shares issued on reinvestment
       of distributions ...............      1,009         27,707        5,474         151,150
     Shares redeemed ..................    (23,873)      (643,700)    (151,230)     (4,158,113)
                                           -------    -----------     --------    ------------
     Net increase (decrease) ..........      7,098    $   194,488     (101,443)   $ (2,803,534)
                                                      ===========                 ============
     Shares outstanding:
      Beginning of period .............    234,123                   1,304,178
                                           -------                   ---------
      End of period ...................    241,221                   1,202,735
                                           =======                   =========

     Transactions in Class A Shares, Class C Shares and Eagle Shares of the Fund during the year ended October 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to October 31, 1998, were as follows:


FOR THE YEAR ENDED                                A SHARES                 B SHARES
OCTOBER 31, 1998                        ---------------------------- --------------------
                                           SHARES         AMOUNT      SHARES     AMOUNT
                                        ------------ --------------  -------- -----------
      Shares sold .....................     57,108    $   1,498,668   9,521    $247,499
      Shares issued on reinvestment
        of distributions ..............      6,686          158,113      --          --
      Shares redeemed .................    (51,418)      (1,323,329)   (173)     (4,682)
                                           -------    -------------   -----    --------
      Net increase (decrease) .........     12,376    $     333,452   9,348    $242,817
                                                      =============            ========
      Shares outstanding:
       Beginning of year ..............    255,762                       --
                                           -------                    -----
       End of year ....................    268,138                    9,348
                                           =======                    =====


FOR THE YEAR ENDED                                C SHARES                   EAGLE SHARES
OCTOBER 31, 1998                        ---------------------------- -----------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ------------ --------------- ------------- ---------------
      Shares sold .....................    138,692    $   3,626,639      161,915    $   4,255,168
      Shares issued on reinvestment
        of distributions ..............      4,371          102,414       34,247          805,842
      Shares redeemed .................    (67,332)      (1,769,569)    (223,287)      (5,683,092)
                                           -------    -------------     --------    -------------
      Net increase (decrease) .........     75,731    $   1,959,484      (27,125)   $    (622,082)
                                                      =============                 =============
      Shares outstanding:
       Beginning of year ..............    158,392                     1,331,303
                                           -------                     ---------
       End of year ....................    234,123                     1,304,178
                                           =======                     =========

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     GROWTH EQUITY FUND
     ------------------

     Transactions in Class A, B and C Shares of the Fund during the six month period ended April 30, 1999, were as follows:



FOR THE PERIOD ENDED APRIL 30, 1999               A SHARES                    B SHARES                    C SHARES
(UNAUDITED)                             ---------------------------- -------------------------- ----------------------------
                                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                                        ------------- -------------- -----------  ------------  ------------- --------------
     Shares sold ......................     301,444    $ 10,441,826     142,133    $4,672,719       555,177    $ 17,702,396
     Shares redeemed ..................    (181,795)     (6,335,205)    (20,203)     (703,725)     (260,568)     (8,620,259)
                                           --------    ------------     -------    ----------      --------    ------------
     Net increase .....................     119,649    $  4,106,621     121,930    $3,968,994       294,609    $  9,082,137
                                                       ============                ==========                  ============
     Shares outstanding:
      Beginning of period .............   1,384,052                     183,567                   1,400,076
                                          ---------                     -------                   ---------
      End of period ...................   1,503,701                     305,497                   1,694,685
                                          =========                     =======                   =========

     Transactions in Class A and Class C Shares of the Fund during the year ended October 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to October 31, 1998, were as follows:


                                                   A SHARES                   B SHARES                    C SHARES
FOR THE YEAR ENDED OCTOBER 31, 1998      ---------------------------- ------------------------- ----------------------------
                                             SHARES        AMOUNT        SHARES      AMOUNT        SHARES         AMOUNT
                                         ------------- -------------- ----------- -----------   ------------- --------------
     Shares sold .......................     586,531    $ 16,436,873    185,913    $5,192,150       854,527    $ 23,502,787
     Shares issued on reinvestment
       of distributions ................      12,951         312,499         --            --        10,879         258,383
     Shares redeemed ...................    (244,224)     (6,562,209)    (2,346)      (65,655)     (248,450)     (6,758,896)
                                            --------    ------------    -------    ----------      --------    ------------
     Net increase ......................     355,258    $ 10,187,163    183,567    $5,126,495       616,956    $ 17,002,274
                                                        ============               ==========                  ============
     Shares outstanding:
      Beginning of year ................   1,028,794                         --                     783,120
                                           ---------                    -------                    --------
      End of year ......................   1,384,052                    183,567                   1,400,076
                                           =========                    =======                   =========

     MID CAP GROWTH FUND
     --------------------
     Transactions in Class A, B and C Shares of the Fund during the six month period ended April 30, 1999, were as follows:


FOR THE PERIOD ENDED APRIL 30, 1999              A SHARES                     B SHARES                    C SHARES
(UNAUDITED)                            ----------------------------- -------------------------- -----------------------------
                                           SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                                       ------------- --------------- ------------ ------------- ------------  ---------------
     Shares sold .....................     138,710    $  2,059,369       29,905    $  447,079       141,875    $  2,106,721
     Shares redeemed .................    (246,239)     (3,655,403)     (49,451)     (729,408)     (143,041)     (2,105,323)
                                          --------    ------------      -------    ----------      --------    ------------
     Net increase (decrease) .........    (107,529)   $ (1,596,034)     (19,546)   $ (282,329)       (1,166)   $      1,398
                                                      ============                 ==========                  ============
     Shares outstanding:
      Beginning of period ............   1,129,323                      155,988                     669,446
                                         ---------                      -------                    --------
      End of period ..................   1,021,794                      136,442                     668,280
                                         =========                      =======                    ========

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     MID CAP GROWTH FUND (CONTINUED)
     ------------------------------

     Transactions in Class A and Class C Shares of the Fund during the period November 6, 1997 (commencement of operations) to October 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to October 31, 1998, were as follows:


                                                     A SHARES                   B SHARES                    C SHARES
FOR THE PERIOD ENDED OCTOBER 31, 1998      ---------------------------- ------------------------- ----------------------------
                                               SHARES        AMOUNT        SHARES       AMOUNT       SHARES         AMOUNT
                                           ------------- -------------- ----------- ------------- ------------  --------------
     Shares sold .........................   1,498,547    $ 21,897,656    164,784    $2,531,799       804,758    $ 11,737,195
     Shares redeemed .....................    (369,224)     (5,364,630)    (8,795)     (114,655)     (135,312)     (1,953,637)
                                             ---------    ------------    -------    ----------      --------    ------------
     Net increase ........................   1,129,323    $ 16,533,026    155,989    $2,417,144       669,446    $  9,783,558
                                                          ============               ==========                  ============
     Shares outstanding:
      Beginning of period ................          --                         --                          --
                                             ---------                    -------                    --------
      End of period ......................   1,129,323                    155,989                     669,446
                                             =========                    =======                    ========

     SMALL CAP STOCK FUND
     --------------------

     Transactions in Class A, B and C Shares of the Fund during the six month period ended April 30, 1999, were as follows:


FOR THE PERIOD ENDED APRIL 30, 1999                 A SHARES                       B SHARES
(UNAUDITED)                             -------------------------------- ----------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                        --------------- ---------------- ------------ ---------------

     Shares sold ......................       474,093    $  11,229,605      118,833    $   2,743,652
     Shares redeemed ..................    (2,031,357)     (48,040,728)     (83,879)      (1,904,536)
                                           ----------    -------------      -------    -------------
     Net increase (decrease) ..........    (1,557,264)   $ (36,811,123)      34,954    $     839,116
                                                         =============                 =============
     Shares outstanding:
      Beginning of period .............     7,689,095                       403,835
                                           ----------                       -------
      End of period ...................     6,131,831                       438,789
                                           ==========                       =======


FOR THE PERIOD ENDED APRIL 30, 1999                 C SHARES
(UNAUDITED)                             =-------------------------------
                                             SHARES          AMOUNT
                                        --------------- ----------------

     Shares sold ......................       432,534    $   9,978,848
     Shares redeemed ..................    (1,067,256)     (24,336,544)
                                           ----------    -------------
     Net increase (decrease) ..........      (634,722)   $ (14,357,696)
                                                         =============
     Shares outstanding:
      Beginning of period .............     3,828,853
                                           ----------
      End of period ...................     3,194,131
                                           ==========

     Transactions in Class A and Class C Shares of the Fund during the year ended October 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to October 31, 1998, were as follows:


                                                     A SHARES                      B SHARES
FOR THE YEAR ENDED OCTOBER 31, 1998      -------------------------------- ---------------------------
                                              SHARES          AMOUNT         SHARES        AMOUNT
                                         --------------- ---------------- ------------ --------------
     Shares sold .......................     2,324,448    $   65,942,936     430,520    $12,003,417
     Shares issued on reinvestment
       of distributions ................       450,837        12,564,851          --             --
     Shares redeemed ...................    (2,402,109)      (65,619,657)    (26,685)      (623,843)
                                            ----------    --------------     -------    -----------
     Net increase ......................       373,176    $   12,888,130     403,835    $11,379,574
                                                          ==============                ===========
     Shares outstanding:
      Beginning of year ................     7,315,919                            --
                                            ----------                       -------
      End of year ......................     7,689,095                       403,835
                                            ==========                       =======


                                                     C SHARES
FOR THE YEAR ENDED OCTOBER 31, 1998      --------------------------------
                                              SHARES          AMOUNT
                                         --------------- ----------------
     Shares sold .......................     1,681,715    $   46,062,174
     Shares issued on reinvestment
       of distributions ................       196,455         5,363,217
     Shares redeemed ...................    (1,067,827)      (27,606,414)
                                            ----------    --------------
     Net increase ......................       810,343    $   23,818,977
                                                          ==============
     Shares outstanding:
      Beginning of year ................     3,018,510
                                            ----------
      End of year ......................     3,828,853
                                            ==========

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        VALUE EQUITY FUND
        -----------------

        Transactions in Class A, B and C Shares of the Fund during the period ended April 30, 1999, were as follows:


FOR THE PERIOD ENDED APRIL 30, 1999              A SHARES                     B SHARES                    C SHARES
(UNAUDITED)                            ----------------------------- -------------------------- -----------------------------
                                           SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                                       ------------- --------------- ------------ ------------- ------------- ---------------
     Shares sold .....................      41,832    $    819,439       15,057    $  279,508        39,562    $    759,372
     Shares issued on reinvestment
       of distributions ..............      13,519         254,838          389         7,278         5,023          93,852
     Shares redeemed .................    (202,481)     (3,817,660)     (10,395)     (194,200)     (185,943)     (3,498,087)
                                          --------    ------------      -------    ----------      --------    ------------
     Net increase (decrease) .........    (147,130)   $ (2,743,383)       5,051    $   92,586      (141,358)   $ (2,644,863)
                                                      ============                 ==========                  ============
     Shares outstanding:
      Beginning of period ............     955,082                       49,544                     745,451
                                          --------                      -------                    --------
      End of period ..................     807,952                       54,595                     604,093
                                          ========                      =======                    ========

     Transactions in Class A and Class C Shares of the Fund during the year ended October 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to October 31, 1998, were as follows:


                                                A SHARES                     B SHARES                    C SHARES
FOR THE YEAR ENDED OCTOBER 31, 1998   ----------------------------- -------------------------- -----------------------------
                                          SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                                      ------------- --------------- ------------ ------------- ------------- ---------------
     Shares sold ....................     173,321    $  3,500,708      51,939    $ 998,767      194,603    $  3,691,922
     Shares issued on reinvestment
       of distributions .............     216,712       4,225,878          --           --      165,685       3,204,346
     Shares redeemed ................    (291,484)     (5,797,438)     (2,395)     (43,713)    (270,892)     (5,070,563)
                                         --------    ------------      ------    ---------     --------    ------------
     Net increase ...................      98,549    $  1,929,148      49,544    $ 955,054       89,396    $  1,825,705
                                                     ============                =========                 ============
     Shares outstanding:
      Beginning of year .............     856,533                          --                   656,055
                                         --------                      ------                  --------
      End of year ...................     955,082                      49,544                   745,451
                                         ========                      ======                  ========

Note 3: PURCHASES AND SALES OF SECURITIES. For the six month period ended
        April 30, 1999, purchases and sales on investment securities (excluding repurchase agreements and short term obligations) were as follows:


                                                           INVESTMENT SECURITIES
                                                      -------------------------------
                                                         PURCHASES          SALES
                                                      --------------   --------------
     Aggressive Growth Fund .......................    $39,557,651      $25,147,939
     Eagle International Equity Portfolio .........     20,500,901       19,381,116
     Growth Equity Fund ...........................     58,104,386       42,758,530
     Mid Cap Growth Fund ..........................     30,933,956       28,867,788
     Small Cap Stock Fund .........................     44,049,111       76,479,810
     Value Equity Fund ............................     14,257,455       19,503,571

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Agency brokerage commissions for the Aggressive Growth Fund, the Eagle International Equity Portfolio, the Growth Equity Fund, the Mid Cap Growth Fund, the Small Cap Stock Fund and the Value Equity Fund for the period ended April 30, 1999 aggregated $55,119, $103,822, $70,740,
        $73,842, $174,415 and $69,859, of which $9,300, $0, $0, $0, 24,852 and
        $300, were paid to Raymond James & Associates, Inc., respectively.


        Transactions in covered call options written on equity securities were as follows:


                                               NUMBER OF       PREMIUMS
     VALUE EQUITY FUND                         CONTRACTS       RECEIVED
     -----------------                         -----------   -------------
    Outstanding, October 31, 1998 .........        330       $  144,269
     Written ..............................         60           12,510
     Closed ...............................         --               --
     Exercised ............................       (280)        (139,312)
     Expired ..............................       (110)         (17,467)
                                                  ----       ----------
    Outstanding, April 30, 1999 ...........          0                0
                                                  ====       ==========

Note 4: MANAGEMENT, SUBADIVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreements with Heritage Asset Management, Inc. (the "Manager"), the Growth Equity, Mid Cap Growth and Value Equity Funds agree to pay to the Manager a fee equal to an annual rate of 0.75% of the Funds' average daily net assets, computed daily and payable monthly. For the Aggressive Growth Fund and Small Cap Stock Fund, the management fee for each Fund is 1.0% on the first $50 million and 0.75% of any excess over $50 million of average daily net assets. Under the Fund's Investment Advisory and Administrative Agreement with Eagle Asset Management, Inc. ("Eagle"), the Eagle International Equity Portfolio annual management fee is 1.0% on the first $100 million of average daily net assets and 0.80% of any excess over $100 million of average daily net assets. The Manager contractually will waive its investment advisory fees and, if necessary, reimbursed each Fund to the extent that Class A, Class B and Class C annual operating expenses exceeded that Fund's average daily net assets attributable to that class for the 1999 fiscal year as follows:

                                                CLASS A     CLASS B AND CLASS C
                                               ---------   --------------------
    Aggressive Growth Fund ...................    1.65%             2.40%
    Eagle International Equity Portfolio .....    1.97%             2.72%
    Growth Equity Fund .......................    1.45%             2.20%
    Mid Cap Growth Fund ......................    1.60%             2.35%
    Small Cap Stock Fund .....................    1.30%             2.05%
    Value Equity Fund ........................    1.45%             2.20%

        Management fees of $54,587 were waived for the Aggressive Growth Fund for the six month period ended April 30, 1999. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended October 31, 2001, the Aggressive Growth Fund may be required to pay the Manager a portion or all of the waived management fees. In addition, the Aggressive Growth Fund may be required to pay the Manager, a portion or all of the management fees waived of $25,861 and reimbursed expenses of $25,530 in fiscal 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 2000. Management fees of $17,952 were waived for the Eagle International Equity Portfolio for the six month period ended April 30, 1999. If total Fund expenses fall below the expense limitation agreed to by Eagle before the end of the year ended October 31, 2001, Eagle International Equity Portfolio may be required to pay Eagle a portion or all of the waived management fees. In addition, the Eagle International Equity Portfolio may be required to pay Eagle, a portion or all of the management fees waived of $91,433 in fiscal 1997 and $52,276 for fiscal 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 1999, and 2000, respectively. Management fees of $17,178 were waived by the Mid Cap Growth Fund for the six month period ended April 30, 1999. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended October 31, 2001, the Mid Cap Growth Fund may be required to pay the Manager a portion or all of the waived management fees. In addition, the Mid Cap Growth Fund may be required to pay the Manager, a portion or all of the management fees waived of $60,948 in fiscal 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 2000. Management fees of $28,291 were waived by the Value Equity Fund for the six month period ended April 30, 1999. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended October 31, 2001, the Value Equity Fund may be required to pay the Manager a portion or all of the waived management fees. In addition, the Value Equity Fund may be required to pay the Manager, a portion or all of the management fees waived of $48,072 in fiscal 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 2000.

--------------------------------------------------------------------------------
                             HERITAGE SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Eagle has entered into an agreement with Martin Currie, Inc., a New York Corporation, to provide the Eagle International Equity Portfolio investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for an annualized fee payable by Eagle equal to .50% of the average daily net assets on the first $100 million of net assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the six month period ended April 30, 1999 the Subadviser earned $120,282 for Subadviser fees, which was paid by Eagle.

        Heritage Asset Management, Inc. an affiliate of Eagle, provides certain administrative services for the Eagle International Equity Portfolio. Heritage receives a fee in the amount of 0.10% from Eagle for performing these administrative services.

        The Manager has entered into agreements with Eagle (with respect to the Aggressive Growth Fund, Growth Equity Fund, Mid Cap Growth Fund and the Value Equity Fund) and with Eagle and Awad Asset Management, Inc. (with respect to the Small Cap Stock Fund) to provide investment advice, portfolio management services including the placement of brokerage orders and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the six month period ended April 30, 1999, the total fees the Subadvisers earned were $75,575, $208,847, $53,788, $515,531 and $57,140 for the Aggressive Growth Fund, Growth Equity Fund, Mid Cap Growth Fund, Small Cap Stock Fund and Value Equity Fund, respectively.

        The Manager has entered into an agreement with Osprey Partners Investment Management, LLC ("Osprey") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .32% of the Fund's average daily net assets. Effective May 18, 1999, the assets of the Value Equity Fund were allocated to Osprey. Prior to May 18, 1999, the assets of the Fund were managed by Eagle. Eagle will continue to serve as subadvisor to the Fund, although there are no assets currently allocated to them.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Trust that it received $138,517, $11,211, $145,929 $23,190, $197,202, and $15,254 in front end sales charges for Class A Shares, $2,580, $2,189, $12,265, $24,105, $27,496, and $6,371 in contingent deferred sales charges for Class B Shares and $3,727, $1,740, $10,442, $4,552, $20,043, and $541 in contingent deferred sales charges for Class C Shares for the Aggressive Growth Fund, Eagle International Equity Portfolio, Growth Equity Fund, Mid Cap Growth Fund, Small Cap Stock Fund and the Value Equity Fund, respectively, for the six month period ended April 30, 1999. The Distributor paid sales commission to salespersons from these fees and incurred other distribution costs.

        Pursuant to a plan in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee pursuant to the Class A Distribution Plan of up to .35% of the average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class B and Class C Distribution Plans, the Trust may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase the Class B Shares was accepted. The Manager, Eagle, Awad Asset Management, Inc. and the Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

        The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Aggressive Growth Fund, Eagle International Equity Portfolio, the Growth Equity Fund, the Mid Cap Growth Fund, the Small Cap Stock Fund and the Value Equity Fund. The amount payable to the Manager for such expenses as of April 30, 1999 was $71,034, $16,060, $36,972,
        $13,035, $118,965 and $12,547, respectively. In addition, the Manager performs Fund Accounting services for the Aggressive Growth Fund, the Growth Equity Fund, the Mid Cap Growth Fund, the Small Cap Stock Fund and the Value Equity Fund and charged $19,068, $23,778, $18,847, $51,484 and $18,313 during the current period, of which $13,087, $16,521, $12,669, $16,721 and $12,569, was payable as of April 30, 1999, respectively.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies that also are advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an employee of the Manager or employee of an affiliate of the Manager received an annual fee of $8,666, an additional fee of $3,250 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES.

        AGGRESSIVE GROWTH FUND:
        ----------------------
        For the year ended October 31, 1998, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited undistributed net investment income and debited paid in capital $5,426. The Fund has a net tax basis capital loss carryforward of $50,287, which may be applied against any realized net taxable gains until its expiration date of October 31, 2006.

        EAGLE INTERNATIONAL EQUITY PORTFOLIO:
        ------------------------------------
        For the year ended October 31, 1998, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency gains, a net operating loss and basis difference in passive foreign investment companies (PFICs), the Fund credited undistributed net investment income $204,602 and accumulated net realized gain $48,016 and debited paid in capital $252,618.

        GROWTH EQUITY FUND:
        -----------------
        For the year ended October 31, 1998, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited undistributed net investment income $480,255, accumulated net realized loss $434 and debited paid in capital $480,689. The Fund has a net tax basis capital loss carryforward of $2,741,694, which may be applied against any realized net taxable gains until its expiration date of October 31, 2006.

        MID CAP GROWTH FUND:
        -------------------
        For the year ended October 31, 1998, to reflect reclassification arising from permanent book/tax differences attributable to a net operating loss, the Fund credited undistributed net investment income and debited paid in capital $302,320. The Fund has a net tax basis capital loss carryforward of $1,409,298, which may be applied against any realized net taxable gains until its expiration date of October 31, 2006.

        SMALL CAP STOCK FUND:
        --------------------
        For the year ended October 31, 1998, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss and REIT distributions, the Fund credited undistributed net investment income $1,505,367 and debited accumulated net realized loss $1,698 and paid in capital $1,503,669. The Fund has a net tax basis capital loss carryforward of $2,351,305, which may be applied against any realized net taxable gains until its expiration date of October 31, 2006.

Note 6: FINANCIAL INVESTMENT WITH OFF-BALANCE SHEET RISK.

        EAGLE INTERNATIONAL EQUITY PORTFOLIO:
        ------------------------------------
        The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions, to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holding to be hedged. Additionally, when the Subadviser anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

        The Fund may enter into forward contracts to hedge against changes to future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.

Note 7: SHAREHOLDERS MEETING:.

        On May 14, 1999 a special shareholders' meeting was held for the following purposes:

            (1) To approve a Subadvisory Agreement between Heritage Asset Management, Inc. and Osprey Partners Investment Management, LLC. with respect to the Fund;

            (2) To approve a proposal to permit Heritage to hire subadvisors or modify subadvisory agreements without shareholder approval;

       The voting results were as follows:


                                                                                            SHARES
                                                                              -----------------------------------
                                                                                 FOR       AGAINST     ABSTAINING
                                                                              ---------   ---------   -----------
     To approve a Subadvisory Agreement between Heritage Asset
     Management, Inc. and Osprey Partners Investment Management, LLC.
     with respect to the Fund; ............................................   686,084      22,224         76,483
     To approve a proposal to permit Heritage to hire subadvisors or modify
     subadvisory agreements without shareholder approval; .................   640,290      61,124         83,377

HERITAGE FAMILY OF FUNDS(TM)

From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Eagle International
Growth Equity
Income-Growth
Mid Cap
Small Cap
Value Equity

HERITAGE BOND FUNDS
High Yield
Intermediate Government

HERITAGE MONEY MARKET FUNDS
Money Market
Municipal Money Market

We are pleased that many of you are also investors in these funds. For more information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Series Trust-Aggressive Growth Fund, Eagle International Equity Portfolio, Growth Equity Fund, Mid Cap Growth Fund, Small Cap Stock Fund and Value Equity Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(c) 1999 Heritage Asset Management, Inc.

35M 04/99
AR53415-HST

          Heritage Series Trust
[LOGO]    P.O. Box 33022
          St. Petersburg, FL 33733
          Address Service Requested
-------------------------------------------------
  Address Services Requested